UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Fixed Income ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust – Fixed Income ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2016, enclosed.
Prospectus Supplement and Semiannual Report Enclosed
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™
Schwab Short-Term
U.S. Treasury ETF™
Schwab Intermediate-Term
U.S. Treasury ETF™
Schwab U.S. Aggregate
Bond ETF™

This wrapper is not part of the shareholder report.

Schwab Fixed-Income ETFs
Semiannual Report
June 30, 2016
Schwab U.S. TIPS ETF™
Schwab Short-Term
U.S. Treasury ETF™
Schwab Intermediate-Term
U.S. Treasury ETF™
Schwab U.S. Aggregate
Bond ETF™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended June 30, 2016
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	6.31%
NAV Return[1]	6.17%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	6.24%
ETF Category: Morningstar Inflation-Protected Bond[2]	5.34%
Performance Details	page 7

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	1.38%
NAV Return[1]	1.38%
Barclays U.S. 1-3 Year Treasury Bond Index	1.44%
ETF Category: Morningstar Short Government[2]	1.03%
Performance Details	page 8

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	5.07%
NAV Return[1]	5.10%
Barclays U.S. 3-10 Year Treasury Bond Index	5.15%
ETF Category: Morningstar Intermediate Government[2]	3.96%
Performance Details	page 9

Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	5.24%
NAV Return[1]	5.29%
Barclays U.S. Aggregate Bond Index	5.31%
ETF Category: Morningstar Intermediate-Term Bond[2]	5.08%
Performance Details	page 10
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (Barclays) and have been licensed for use in connection with the listing and trading of the funds. The funds are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such funds.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab Fixed-Income ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
Over the six-month reporting period ended June 30, 2016, the performance of the Schwab Fixed-Income ETFs benefited from investor uncertainty about the outlook for interest rates and the global economy, providing a timely reminder that financial assets don’t always follow a script. Government debt and other perceived safe fixed-income assets initially suffered as investors sought higher returns elsewhere, and then rebounded in the face of growing political and economic uncertainties. After the Federal Reserve (Fed) increased its benchmark federal funds rate in December 2015 for the first time in nearly a decade, many economists predicted it would follow with at least one more rate hike in the first half of 2016. But, signs of economic sluggishness in the U.S. combined with the United Kingdom voting in late June to exit the European Union put that rate hike on hold.
These events combined to stall additional short-term interest rate hikes and to increase investor appetite for U.S. government debt and other fixed-income assets generally perceived to be safer. The increased demand helped push up prices of intermediate and long-term bonds, causing their yields to fall (bond yields and bond prices move in opposite directions). The yield on the 10-year Treasury note, for example, finished the reporting period at 1.49%, just above its record closing low set in July 2012. The flight to safety that pervaded the markets near the end of the reporting period also gave a boost to U.S. investment grade corporate bonds, which rallied after posting their first negative quarter of returns since 2006 in the first three months of the year.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries
Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not a guarantee of future results.
Schwab Fixed-Income ETFs3

From the President continued

At Charles Schwab Investment Management, we believe it makes sense to allocate at least a portion of investor portfolios to fixed income in any market environment.

In this environment, the Schwab Fixed-Income ETFs all posted positive returns, with three of the four funds generating returns greater than 5% over the six-month period. Additionally, the performances of all four funds were in line with their respective indexes.
At Charles Schwab Investment Management, we believe it makes sense to allocate at least a portion of investor portfolios to fixed income in any market environment. Financial markets, by nature, are unpredictable. Even with interest rates near historically low levels, investors can’t rule out the possibility of further rate declines and gains in prices. Exposure to a range of asset classes helps protect against sudden moves in the market and potentially gain from them at the same time. That’s why our goal at Charles Schwab Investment Management is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost.
This focus on diversification extends to the Schwab Fixed-Income ETFs. Because different types of bonds are likely to respond differently to market-moving events, our funds offer a way to invest in various segments of the market. Diversification at low cost—it’s as important to us in constructing the Schwab Fixed-Income ETFs as it is with every product in our lineup of investment products.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fixed-Income ETFs, please continue reading this report or you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

4Schwab Fixed-Income ETFs

The Investment Environment
Over the six-month reporting period ended June 30, 2016, fixed-income markets generated positive returns as many investors sought the perceived safety of bonds amidst continued volatility and uncertainty. The Barclays U.S. Aggregate Bond Index returned 5.31%, while the Barclays U.S. Treasury: 1-3 Years Index and the Barclays U.S. Treasury: 3-10 Years Index returned 1.44% and 5.15%, respectively. Even with subdued inflation, the Barclays U.S. TIPS Index generated one of the better performances, returning 6.24% for the reporting period.
U.S. short-term interest rate policy remained uncertain over the reporting period as the Federal Reserve (Fed) contended with mixed economic signals domestically and unstable economic growth internationally. When the Fed first raised short-term interest rates in December 2015, the U.S. economy was showing signs of stability and Fed officials had expectations of four additional rate increases in 2016. However, with falling corporate profits and inconsistent employment numbers in the U.S., as well as increasing concerns about financial turmoil in China and in Europe, the likelihood of future rate hikes declined. After the Fed left short-term interest rates unchanged at meetings in January, March, April, and June, projections from Fed officials were for one rate increase in 2016. At the same time, market expectations indicated there was a 50% chance of one short-term interest rate increase before June 2017.
Events in China and Europe continued to impact equity and fixed-income markets. In January, the People’s Bank of China devalued the Chinese yuan for the second time in six months, triggering selloffs globally and sending oil prices downward. Declining global demand resulted in weak exports and imports, and while Chinese industrial output and retail sales rose faster than expected in March, both measurements dropped and leveled off as the reporting period continued. The results of the U.K. referendum regarding EU membership, also known as Brexit, affected both global stocks and bonds. The U.K. unexpectedly voted to leave the EU at the end of June, prompting a sharp selloff in global equity markets and increasing overall market volatility. Immediately after this decision was announced, the British pound depreciated by more than 7% and shares of many global banks fell, while longer-term Treasury yields dropped and U.K. and European bank credit spreads widened. As global growth concerns intensified in response to this announcement, demand rose for many perceived “safe haven” assets.
Overall, U.S. bond yields remained low over the reporting period. Short-term rates, which are influenced by Fed policy, stayed relatively stable as the Fed left the federal funds rate unchanged at each of its meetings over the six-month reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. As both growth and inflation remained muted over the reporting period, longer-term yields generally declined. Despite these low yields, demand for U.S. Treasuries remained strong. The yields on many international government-backed securities were even lower than those in the U.S., with some in negative territory, which increased the relative appeal of U.S. Treasuries.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Management views may have changed since the report date.
Schwab Fixed-Income ETFs5

Fund Management
Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab Fixed Income ETFs and Schwab’s taxable bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.
6Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF
Performance and Fund Facts as of 06/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. TIPS ETF (8/5/10)
Market Price Return[2]	6.31%	4.48%	2.55%	3.38%
NAV Return[2]	6.17%	4.27%	2.54%	3.36%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	6.24%	4.35%	2.63%	3.47%
ETF Category: Morningstar Inflation-Protected Bond[3]	5.34%	3.60%	2.42%	3.08%
Fund Expense Ratio4: 0.07%

Portfolio Composition % of investments
By Security Type[5]
U.S. Government Obligations	99.7%
Short-Term Investments & Other Assets[6]	0.3%
Weighted Average Maturity[7]	8.7 Yrs
Weighted Average Duration[7]	8.0 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (Barclays) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.
Schwab Fixed-Income ETFs7

Schwab Short-Term U.S. Treasury ETF
Performance and Fund Facts as of 06/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	1.38%	1.25%	0.72%	0.78%
NAV Return[2]	1.38%	1.19%	0.72%	0.78%
Barclays U.S. 1-3 Year Treasury Bond Index	1.44%	1.31%	0.82%	0.89%
ETF Category: Morningstar Short Government[3]	1.03%	0.93%	0.58%	1.02%
Fund Expense Ratio4: 0.08%

Portfolio Composition % of investments
By Security Type[5]
U.S. Government Obligations	99.6%
Short-Term Investments & Other Assets[6]	0.4%
Weighted Average Maturity[7]	2.0 Yrs
Weighted Average Duration[7]	1.9 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (Barclays) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.
8Schwab Fixed-Income ETFs

Schwab Intermediate-Term U.S. Treasury ETF
Performance and Fund Facts as of 06/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	5.07%	6.02%	3.46%	3.35%
NAV Return[2]	5.10%	5.86%	3.44%	3.33%
Barclays U.S. 3-10 Year Treasury Bond Index	5.15%	5.95%	3.55%	3.45%
ETF Category: Morningstar Intermediate Government[3]	3.96%	4.61%	2.86%	3.02%
Fund Expense Ratio4: 0.09%

Portfolio Composition % of investments
By Security Type[5]
U.S. Government Obligations	99.9%
Short-Term Investments & Other Assets[6]	0.1%
Weighted Average Maturity[7]	5.6 Yrs
Weighted Average Duration[7]	5.3 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (Barclays) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.
Schwab Fixed-Income ETFs9

Schwab U.S. Aggregate Bond ETF
Performance and Fund Facts as of 06/30/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab U.S. Aggregate Bond ETF (7/14/11)
Market Price Return[2]	5.24%	6.07%	4.19%	3.47%
NAV Return[2]	5.29%	5.93%	4.05%	3.44%
Barclays U.S. Aggregate Bond Index	5.31%	6.00%	4.06%	3.55%
ETF Category: Morningstar Intermediate-Term Bond[3]	5.08%	5.21%	3.87%	3.32%
Fund Expense Ratio4: 0.05%

Portfolio Composition % of investments
By Security Type[5]
U.S. Government and Government Agencies	35.7%
Mortgage-Backed Securities[6]	25.4%
Corporate Bonds	23.2%
Short-Term Investments & Other Assets[7]	8.6%
Foreign Government Securities	4.3%
Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.8%
Asset-Backed Obligations	0.4%
Weighted Average Maturity[8]	7.3 Yrs
Weighted Average Duration[8]	5.3 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (Barclays) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
*	Inception (7/14/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 6.7% of total investments on June 30, 2016.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.
10Schwab Fixed-Income ETFs

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2016 and held through June 30, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/16	Ending Account Value (Net of Expenses) at 6/30/16	Expenses Paid During Period[2] 1/1/16–6/30/16
Schwab U.S. TIPS ETF
Actual Return	0.07%	$1,000.00	$ 1,061.70	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.55	$ 0.35
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.08%	$1,000.00	$1,013.80	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$ 1,024.50	$0.40
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.09%	$1,000.00	$ 1,051.00	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.45	$ 0.45
Schwab U.S. Aggregate Bond ETF
Actual Return	0.05%	$1,000.00	$1,052.90	$ 0.26
Hypothetical 5% Return	0.05%	$1,000.00	$ 1,024.65	$ 0.25

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
Schwab Fixed-Income ETFs11

Schwab U.S. TIPS ETF
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$53.15	$54.11	$52.92	$58.31	$55.46	$50.37
Income (loss) from investment operations:
Net investment income (loss)	0.41 [1]	0.17 [1]	0.64	0.28	0.92	1.56
Net realized and unrealized gains (losses)	2.87	(0.98)	1.26	(5.32)	2.85	5.09
Total from investment operations	3.28	(0.81)	1.90	(5.04)	3.77	6.65
Less distributions:
Distributions from net investment income	—	(0.15)	(0.71)	(0.35)	(0.92)	(1.56)
Net asset value at end of period	$56.43	$53.15	$54.11	$52.92	$58.31	$55.46
Total return	6.17% [2]	(1.50%)	3.56%	(8.66%)	6.83%	13.38%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3]	0.07%	0.07%	0.07%	0.12% [4]	0.14%
Net investment income (loss)	1.52% [3]	0.31%	1.10%	0.51%	1.72%	3.03%
Portfolio turnover rate[5]	10% [2]	19%	20%	20%	22%	26%
Net assets, end of period (x 1,000)	$1,193,535	$815,816	$549,259	$399,564	$571,441	$288,373

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
12    See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.7%	U.S. Government Securities	1,163,245,127	1,189,200,941
0.0%	Other Investment Company	333,953	333,953
99.7%	Total Investments	1,163,579,080	1,189,534,894
0.3%	Other Assets and Liabilities, Net		3,999,875
100.0%	Net Assets		1,193,534,769

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.7% of net assets
U.S. Treasury Obligations 99.7%
U.S. Treasury Inflation Protected Securities
2.63%, 07/15/17	16,880,809	17,577,143
1.63%, 01/15/18	17,834,475	18,511,650
0.13%, 04/15/18	58,375,783	59,269,516
1.38%, 07/15/18	17,583,631	18,446,284
2.13%, 01/15/19	16,356,131	17,549,637
0.13%, 04/15/19	57,817,783	59,055,662
1.88%, 07/15/19	18,590,124	20,120,834
1.38%, 01/15/20	22,547,635	24,083,580
0.13%, 04/15/20	57,863,101	59,182,959
1.25%, 07/15/20	34,655,300	37,248,903
1.13%, 01/15/21	39,640,093	42,414,900
0.13%, 04/15/21	18,296,542	18,751,028
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.63%, 07/15/21	42,076,569	44,292,321
0.13%, 01/15/22	46,440,709	47,355,126
0.13%, 07/15/22	47,901,034	48,986,471
0.13%, 01/15/23	48,124,233	48,808,559
0.38%, 07/15/23	47,733,519	49,396,555
0.63%, 01/15/24	47,622,543	49,892,233
0.13%, 07/15/24	46,797,134	47,301,607
0.25%, 01/15/25	46,913,730	47,668,572
2.38%, 01/15/25	30,796,438	36,806,671
0.38%, 07/15/25	46,856,395	48,269,584
0.63%, 01/15/26	42,199,309	44,460,770
2.00%, 01/15/26	22,437,140	26,416,142
2.38%, 01/15/27	18,051,540	22,177,941
1.75%, 01/15/28	18,003,588	21,058,617
3.63%, 04/15/28	15,211,880	21,068,454
2.50%, 01/15/29	17,436,479	22,114,338
3.88%, 04/15/29	18,514,728	26,693,054
3.38%, 04/15/32	7,030,369	10,310,458
2.13%, 02/15/40	9,526,253	12,458,529
2.13%, 02/15/41	12,118,354	15,992,471
0.75%, 02/15/42	21,317,316	21,374,020
0.63%, 02/15/43	15,731,472	15,313,644
1.38%, 02/15/44	23,833,212	27,542,136
0.75%, 02/15/45	26,463,708	26,575,385
1.00%, 02/15/46	13,583,326	14,655,187
Total U.S. Government Securities
(Cost $1,163,245,127)		1,189,200,941
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	333,953	333,953
Total Other Investment Company
(Cost $333,953)		333,953

End of Investments

At 06/30/16, the tax basis cost of the fund's investments was $1,166,441,555 and the unrealized appreciation and depreciation were $23,093,339 and ($0), respectively, with a net unrealized appreciation of $23,093,339.
(a)	The rate shown is the 7-day yield.

See financial notes    13

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$1,189,200,941	$—	$1,189,200,941
Other Investment Company[1]	333,953	—	—	333,953
Total	$333,953	$1,189,200,941	$—	$1,189,534,894
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
14    See financial notes

Schwab U.S. TIPS ETF
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at value (cost $1,163,579,080)		$1,189,534,894
Receivables:
Investments sold		5,836,762
Fund shares sold		28,216,115
Interest		4,005,365
Dividends	+	56
Total assets		1,227,593,192
Liabilities
Payables:
Investments bought		34,042,956
Investment adviser fees	+	15,467
Total liabilities		34,058,423
Net Assets
Total assets		1,227,593,192
Total liabilities	–	34,058,423
Net assets		$1,193,534,769
Net Assets by Source
Capital received from investors		1,172,325,193
Net investment income not yet distributed		7,371,121
Net realized capital losses		(12,117,359)
Net unrealized capital appreciation		25,955,814

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,193,534,769		21,150,000		$56.43

See financial notes    15

Schwab U.S. TIPS ETF
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Dividends		$702
Interest	+	7,699,523
Total investment income		7,700,225
Expenses
Investment adviser fees		339,411
Total expenses	–	339,411
Net investment income		7,360,814
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(757,626)
Net realized gains on in-kind redemptions	+	1,080,822
Net realized gains		323,196
Net change in unrealized appreciation (depreciation) on investments	+	49,777,235
Net realized and unrealized gains		50,100,431
Increase in net assets resulting from operations		$57,461,245
16    See financial notes

Schwab U.S. TIPS ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$7,360,814	$2,226,382
Net realized gains (losses)		323,196	(3,872,973)
Net change in unrealized appreciation (depreciation)	+	49,777,235	(12,788,098)
Increase (decrease) in net assets resulting from operations		57,461,245	(14,434,689)
Distributions to Shareholders
Distributions from net investment income		$—	($2,245,705)

Transactions in Fund Shares
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,550,000	$360,903,430	5,500,000	$299,468,087
Shares redeemed	+	(750,000)	(40,645,765)	(300,000)	(16,230,338)
Net transactions in fund shares		5,800,000	$320,257,665	5,200,000	$283,237,749
Shares Outstanding and Net Assets
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,350,000	$815,815,859	10,150,000	$549,258,504
Total increase	+	5,800,000	377,718,910	5,200,000	266,557,355
End of period		21,150,000	$1,193,534,769	15,350,000	$815,815,859
Net investment income not yet distributed			$7,371,121		$10,307
See financial notes    17

Schwab Short-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$50.43	$50.55	$50.51	$50.53	$50.50	$49.99
Income (loss) from investment operations:
Net investment income (loss)	0.21 [1]	0.35 [1]	0.24	0.15	0.15	0.21
Net realized and unrealized gains (losses)	0.48	(0.13)	0.04	(0.02)	0.03	0.51
Total from investment operations	0.69	0.22	0.28	0.13	0.18	0.72
Less distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.24)	(0.15)	(0.15)	(0.21)
Net asset value at end of period	$50.95	$50.43	$50.55	$50.51	$50.53	$50.50
Total return	1.38% [2]	0.44%	0.55%	0.25%	0.35%	1.43%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.08% [3]	0.08%	0.08%	0.08%	0.11% [4]	0.12%
Net investment income (loss)	0.83% [3]	0.69%	0.49%	0.31%	0.29%	0.42%
Portfolio turnover rate[5]	34% [2]	89%	109%	101%	101%	74%
Net assets, end of period (x 1,000)	$1,100,558	$1,071,573	$702,651	$444,497	$250,105	$181,805

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
18    See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.4%	U.S. Government Securities	1,087,491,309	1,094,065,975
0.4%	Other Investment Company	4,058,927	4,058,927
99.8%	Total Investments	1,091,550,236	1,098,124,902
0.2%	Other Assets and Liabilities, Net		2,432,839
100.0%	Net Assets		1,100,557,741

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.4% of net assets
U.S. Treasury Obligations 99.4%
U.S. Treasury Notes
0.88%, 07/15/17	6,618,000	6,642,818
0.50%, 07/31/17	12,321,000	12,318,597
0.63%, 07/31/17	9,179,000	9,189,216
2.38%, 07/31/17	6,209,000	6,332,938
0.88%, 08/15/17	12,457,000	12,504,935
0.63%, 08/31/17	21,728,000	21,750,923
1.88%, 08/31/17	35,081,000	35,626,404
1.00%, 09/15/17	13,279,000	13,351,105
0.63%, 09/30/17	21,478,000	21,501,497
1.88%, 09/30/17	15,267,000	15,519,257
0.88%, 10/15/17	10,710,000	10,753,718
0.75%, 10/31/17	1,004,000	1,006,569
1.88%, 10/31/17	31,793,000	32,345,022
0.88%, 11/15/17	19,318,000	19,401,009
0.63%, 11/30/17	19,648,000	19,666,037
0.88%, 11/30/17	23,334,000	23,433,356
2.25%, 11/30/17	11,233,000	11,500,008
1.00%, 12/15/17	19,896,000	20,021,524
0.75%, 12/31/17	22,871,000	22,933,095
2.75%, 12/31/17	21,850,000	22,556,279
0.88%, 01/15/18	13,020,000	13,080,270
0.75%, 01/31/18	3,978,000	3,988,876
0.88%, 01/31/18	22,709,000	22,817,231
1.00%, 02/15/18	10,780,000	10,852,215
3.50%, 02/15/18	10,494,000	10,989,191
0.75%, 02/28/18	18,050,000	18,100,053
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 02/28/18	18,050,000	18,699,385
1.00%, 03/15/18	9,780,000	9,848,577
2.88%, 03/31/18	3,339,000	3,471,518
0.75%, 04/15/18	47,693,500	47,829,522
0.63%, 04/30/18	18,027,000	18,041,782
0.75%, 04/30/18	12,855,000	12,892,665
2.63%, 04/30/18	8,096,000	8,397,074
1.00%, 05/15/18	21,635,000	21,800,227
3.88%, 05/15/18	5,935,000	6,305,938
0.88%, 05/31/18	20,000,000	20,109,380
1.00%, 05/31/18	20,089,000	20,247,904
1.13%, 06/15/18	9,048,000	9,140,244
1.38%, 06/30/18	1,004,000	1,019,413
2.38%, 06/30/18	14,958,000	15,486,197
0.88%, 07/15/18	20,081,000	20,192,389
1.38%, 07/31/18	1,004,000	1,019,943
2.25%, 07/31/18	23,604,000	24,409,392
1.00%, 08/15/18	10,697,000	10,784,330
1.50%, 08/31/18	20,390,000	20,778,674
1.00%, 09/15/18	1,004,000	1,012,295
1.38%, 09/30/18	1,004,000	1,020,786
0.88%, 10/15/18	25,131,000	25,268,441
1.25%, 10/31/18	18,737,000	19,000,480
1.75%, 10/31/18	14,067,000	14,427,748
1.25%, 11/30/18	23,334,000	23,669,893
1.38%, 11/30/18	21,749,000	22,129,607
1.25%, 12/15/18	9,859,000	10,002,646
1.38%, 12/31/18	9,859,000	10,035,003
1.50%, 12/31/18	16,242,000	16,580,158
1.13%, 01/15/19	9,160,000	9,263,233
1.25%, 01/31/19	13,717,000	13,921,685
1.50%, 01/31/19	14,601,000	14,908,424
0.75%, 02/15/19	8,968,000	8,985,864
2.75%, 02/15/19	10,780,000	11,366,583
1.38%, 02/28/19	13,481,000	13,728,242
1.50%, 02/28/19	17,939,000	18,326,160
1.00%, 03/15/19	9,118,000	9,195,649
1.50%, 03/31/19	6,387,000	6,531,455
1.63%, 03/31/19	17,320,000	17,757,399
0.88%, 04/15/19	17,037,000	17,118,863
1.25%, 04/30/19	1,509,000	1,532,990
1.63%, 04/30/19	15,210,000	15,601,536
1.13%, 05/31/19	19,775,000	20,021,792
1.50%, 05/31/19	29,660,000	30,333,727
1.00%, 06/30/19	12,000,000	12,103,824
1.63%, 06/30/19	21,000,000	21,564,795
Total U.S. Government Securities
(Cost $1,087,491,309)		1,094,065,975

See financial notes    19

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	4,058,927	4,058,927
Total Other Investment Company
(Cost $4,058,927)		4,058,927

End of Investments

At 6/30/16, the tax basis cost of the fund's investments was $1,091,550,236 and the unrealized appreciation and depreciation were $6,586,237 and ($11,571), respectively, with a net unrealized appreciation of $6,574,666.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$1,094,065,975	$—	$1,094,065,975
Other Investment Company[1]	4,058,927	—	—	4,058,927
Total	$4,058,927	$1,094,065,975	$—	$1,098,124,902
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
20    See financial notes

Schwab Short-Term U.S. Treasury ETF
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at value (cost $1,091,550,236)		$1,098,124,902
Receivables:
Investments sold		56,267,962
Interest		3,019,360
Dividends	+	676
Total assets		1,157,412,900
Liabilities
Payables:
Investments bought		56,838,410
Investment adviser fees	+	16,749
Total liabilities		56,855,159
Net Assets
Total assets		1,157,412,900
Total liabilities	–	56,855,159
Net assets		$1,100,557,741
Net Assets by Source
Capital received from investors		1,093,336,906
Net investment income not yet distributed		734,974
Net realized capital losses		(88,805)
Net unrealized capital appreciation		6,574,666

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,100,557,741		21,600,000		$50.95

See financial notes    21

Schwab Short-Term U.S. Treasury ETF
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Dividends		$1,855
Interest	+	5,135,798
Total investment income		5,137,653
Expenses
Investment adviser fees		452,965
Total expenses	–	452,965
Net investment income		4,684,688
Realized and Unrealized Gains (Losses)
Net realized gains on investments		123,814
Net realized gains on in-kind redemptions	+	920,398
Net realized gains		1,044,212
Net change in unrealized appreciation (depreciation) on investments	+	9,711,130
Net realized and unrealized gains		10,755,342
Increase in net assets resulting from operations		$15,440,030
22    See financial notes

Schwab Short-Term U.S. Treasury ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$4,684,688	$6,003,139
Net realized gains		1,044,212	96,671
Net change in unrealized appreciation (depreciation)	+	9,711,130	(3,593,255)
Increase in net assets resulting from operations		15,440,030	2,506,555
Distributions to Shareholders
Distributions from net investment income		($3,949,875)	($6,005,570)

Transactions in Fund Shares
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,150,000	$260,938,043	14,350,000	$727,215,229
Shares redeemed	+	(4,800,000)	(243,443,423)	(7,000,000)	(354,793,945)
Net transactions in fund shares		350,000	$17,494,620	7,350,000	$372,421,284
Shares Outstanding and Net Assets
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,250,000	$1,071,572,966	13,900,000	$702,650,697
Total increase	+	350,000	28,984,775	7,350,000	368,922,269
End of period		21,600,000	$1,100,557,741	21,250,000	$1,071,572,966
Net investment income not yet distributed			$734,974		$161
See financial notes    23

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$53.55	$53.52	$52.08	$54.18	$53.39	$49.31
Income (loss) from investment operations:
Net investment income (loss)	0.41 [1]	0.85 [1]	0.77	0.56	0.58	0.82
Net realized and unrealized gains (losses)	2.31	0.02 [2]	1.44	(2.10)	0.79	4.08
Total from investment operations	2.72	0.87	2.21	(1.54)	1.37	4.90
Less distributions:
Distributions from net investment income	(0.34)	(0.84)	(0.77)	(0.56)	(0.58)	(0.82)
Net asset value at end of period	$55.93	$53.55	$53.52	$52.08	$54.18	$53.39
Total return	5.10% [3]	1.62%	4.27%	(2.86%)	2.57%	10.02%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.09% [4]	0.10% [5]	0.10%	0.10%	0.11% [6]	0.12%
Net investment income (loss)	1.51% [4]	1.59%	1.43%	1.06%	1.07%	1.62%
Portfolio turnover rate[7]	15% [3]	32%	49%	54%	47%	46%
Net assets, end of period (x 1,000)	$701,877	$441,747	$254,226	$236,969	$216,733	$117,452

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective February 24, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/15 is a blended ratio.
6
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
24    See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.4%	U.S. Government Securities	681,007,938	697,471,455
0.1%	Other Investment Company	853,077	853,077
99.5%	Total Investments	681,861,015	698,324,532
0.5%	Other Assets and Liabilities, Net		3,552,188
100.0%	Net Assets		701,876,720

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.4% of net assets
U.S. Treasury Obligations 99.4%
U.S. Treasury Bonds
8.50%, 02/15/20	1,172,000	1,494,666
8.75%, 05/15/20	962,000	1,250,543
8.75%, 08/15/20	3,924,500	5,176,278
U.S. Treasury Notes
0.88%, 07/31/19	5,986,000	6,011,602
1.63%, 07/31/19	6,723,000	6,905,516
3.63%, 08/15/19	4,327,000	4,713,981
1.63%, 08/31/19	7,170,000	7,365,633
1.00%, 09/30/19	7,949,000	8,009,706
3.38%, 11/15/19	6,610,000	7,184,244
1.00%, 11/30/19	10,810,000	10,882,211
1.50%, 11/30/19	8,630,000	8,831,925
1.13%, 12/31/19	7,105,000	7,182,572
1.25%, 01/31/20	5,617,000	5,699,941
1.38%, 01/31/20	10,000,000	10,192,770
3.63%, 02/15/20	12,904,000	14,202,968
1.25%, 02/29/20	9,997,000	10,147,935
1.38%, 02/29/20	5,134,000	5,231,664
1.38%, 03/31/20	5,898,000	6,010,546
1.13%, 04/30/20	3,854,000	3,892,540
1.38%, 04/30/20	3,790,000	3,862,025
3.50%, 05/15/20	6,512,000	7,159,260
1.38%, 05/31/20	9,462,000	9,637,567
1.88%, 06/30/20	3,268,000	3,393,677
1.63%, 07/31/20	9,161,000	9,421,695
2.00%, 07/31/20	4,223,000	4,408,086
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 08/15/20	11,102,000	11,871,113
1.38%, 08/31/20	4,286,000	4,365,192
1.38%, 09/30/20	6,497,000	6,615,902
2.00%, 09/30/20	7,507,000	7,842,030
1.38%, 10/31/20	8,556,000	8,711,916
1.75%, 10/31/20	4,194,000	4,335,875
2.63%, 11/15/20	9,184,000	9,841,951
1.63%, 11/30/20	12,028,000	12,382,032
2.00%, 11/30/20	4,742,000	4,956,040
1.75%, 12/31/20	6,225,000	6,439,470
2.38%, 12/31/20	7,825,000	8,308,256
1.38%, 01/31/21	9,203,000	9,366,206
2.13%, 01/31/21	10,195,000	10,721,878
3.63%, 02/15/21	8,391,000	9,393,003
1.13%, 02/28/21	5,384,000	5,422,065
2.00%, 02/28/21	3,617,000	3,784,427
1.25%, 03/31/21	8,182,000	8,277,566
2.25%, 03/31/21	5,000,000	5,291,795
1.38%, 04/30/21	5,048,000	5,135,452
2.25%, 04/30/21	5,091,000	5,389,302
3.13%, 05/15/21	8,473,000	9,323,943
1.38%, 05/31/21	20,592,000	20,964,015
2.00%, 05/31/21	8,971,000	9,395,544
2.13%, 06/30/21	5,735,000	6,041,800
2.25%, 07/31/21	4,299,000	4,556,016
2.13%, 08/15/21	6,847,000	7,217,032
2.00%, 10/31/21	6,651,000	6,967,315
2.00%, 11/15/21	7,742,000	8,117,007
1.88%, 11/30/21	6,474,000	6,742,949
2.13%, 12/31/21	2,302,000	2,427,351
1.50%, 01/31/22	4,485,000	4,576,629
2.00%, 02/15/22	3,970,000	4,159,349
1.75%, 02/28/22	4,063,000	4,199,887
1.75%, 04/30/22	4,927,000	5,091,650
1.75%, 05/15/22	9,175,000	9,482,684
1.88%, 05/31/22	4,506,000	4,687,470
2.13%, 06/30/22	5,023,000	5,297,206
2.00%, 07/31/22	5,807,000	6,081,131
1.63%, 08/15/22	7,927,000	8,130,288
1.75%, 09/30/22	13,250,000	13,672,079
1.88%, 10/31/22	4,855,000	5,045,690
1.63%, 11/15/22	9,175,000	9,392,906
2.00%, 11/30/22	2,720,000	2,847,233
2.13%, 12/31/22	5,221,000	5,504,892
1.75%, 01/31/23	5,453,000	5,620,636
2.00%, 02/15/23	13,872,000	14,532,820
1.50%, 02/28/23	4,891,000	4,962,262
1.50%, 03/31/23	2,680,000	2,718,734
1.63%, 04/30/23	5,054,000	5,167,816
1.75%, 05/15/23	10,736,000	11,077,373
1.63%, 05/31/23	14,196,000	14,517,071
1.25%, 06/30/23	4,000,000	4,021,564
2.50%, 08/15/23	7,276,000	7,883,662
2.75%, 11/15/23	10,878,000	11,993,419
2.75%, 02/15/24	12,759,000	14,086,982
2.50%, 05/15/24	12,767,000	13,869,647
2.38%, 08/15/24	10,777,000	11,602,540
2.25%, 11/15/24	11,169,000	11,916,362
2.00%, 02/15/25	11,651,000	12,192,364
2.13%, 05/15/25	12,045,000	12,725,350
2.00%, 08/15/25	11,878,000	12,419,934
2.25%, 11/15/25	12,797,000	13,653,298

See financial notes    25

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 02/15/26	14,403,000	14,565,595
1.63%, 05/15/26	11,164,000	11,300,938
Total U.S. Government Securities
(Cost $681,007,938)		697,471,455
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (a)	853,077	853,077
Total Other Investment Company
(Cost $853,077)		853,077

End of Investments

At 6/30/16, the tax basis cost of the fund's investments was $681,871,353 and the unrealized appreciation and depreciation were $16,458,495 and ($5,316), respectively, with a net unrealized appreciation of $16,453,179.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$697,471,455	$—	$697,471,455
Other Investment Company[1]	853,077	—	—	853,077
Total	$853,077	$697,471,455	$—	$698,324,532
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
26    See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at value (cost $681,861,015)		$698,324,532
Receivables:
Investments sold		12,498,385
Fund shares sold		44,740,896
Interest		3,121,364
Dividends	+	83
Total assets		758,685,260
Liabilities
Payables:
Investments bought		56,797,374
Investment adviser fees	+	11,166
Total liabilities		56,808,540
Net Assets
Total assets		758,685,260
Total liabilities	–	56,808,540
Net assets		$701,876,720
Net Assets by Source
Capital received from investors		683,435,430
Net investment income not yet distributed		740,481
Net realized capital gains		1,237,292
Net unrealized capital appreciation		16,463,517

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$701,876,720		12,550,000		$55.93

See financial notes    27

Schwab Intermediate-Term U.S. Treasury ETF
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Dividends		$695
Interest	+	4,547,810
Total investment income		4,548,505
Expenses
Investment adviser fees		256,319
Total expenses	–	256,319
Net investment income		4,292,186
Realized and Unrealized Gains (Losses)
Net realized gains on investments		530,777
Net realized gains on in-kind redemptions	+	2,930,923
Net realized gains		3,461,700
Net change in unrealized appreciation (depreciation) on investments	+	19,168,020
Net realized and unrealized gains		22,629,720
Increase in net assets resulting from operations		$26,921,906
28    See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$4,292,186	$5,612,890
Net realized gains		3,461,700	893,396
Net change in unrealized appreciation (depreciation)	+	19,168,020	(3,405,419)
Increase in net assets resulting from operations		26,921,906	3,100,867
Distributions to Shareholders
Distributions from net investment income		($3,562,925)	($5,601,670)

Transactions in Fund Shares
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,550,000	$360,169,649	4,600,000	$249,158,732
Shares redeemed	+	(2,250,000)	(123,398,684)	(1,100,000)	(59,137,085)
Net transactions in fund shares		4,300,000	$236,770,965	3,500,000	$190,021,647
Shares Outstanding and Net Assets
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,250,000	$441,746,774	4,750,000	$254,225,930
Total increase	+	4,300,000	260,129,946	3,500,000	187,520,844
End of period		12,550,000	$701,876,720	8,250,000	$441,746,774
Net investment income not yet distributed			$740,481		$11,220
See financial notes    29

Schwab U.S. Aggregate Bond ETF
Financial Statements
Financial Highlights
	1/1/16– 6/30/16*	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	7/13/11 [1]– 12/31/11
Per-Share Data
Net asset value at beginning of period	$51.41	$52.20	$50.28	$52.43	$51.50	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.53 [2]	1.00 [2]	1.00	0.83	0.84	0.37
Net realized and unrealized gains (losses)	2.18	(0.71)	1.98	(1.97)	1.16	1.52
Total from investment operations	2.71	0.29	2.98	(1.14)	2.00	1.89
Less distributions:
Distributions from net investment income	(0.47)	(1.08)	(1.06)	(1.01)	(1.07)	(0.39)
Net asset value at end of period	$53.65	$51.41	$52.20	$50.28	$52.43	$51.50
Total return	5.29% [3]	0.56%	5.97%	(2.19%)	3.90%	3.79% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.05%	0.06% [5]	0.08% [6]	0.10% [4]
Net investment income (loss)	2.02% [4]	1.92%	1.96%	1.59%	1.52%	1.67% [4]
Portfolio turnover rate[7],[8]	67% [3]	104% [9]	74%	152%	151%	446% [3]
Net assets, end of period (x 1,000)	$3,148,976	$2,102,482	$1,226,778	$497,801	$387,954	$164,804

*	Unaudited.

Commencement of operations.

Calculated based on the average shares outstanding during the period.

Not annualized.

Annualized.

The expense ratio would have been 0.05%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred. (See financial note 2f)

Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.

Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Includes to-be-announced (TBA) transactions. (See financial note 2)

Revised methodology adopted as of December 31, 2015. For comparison purposes, portfolio turnover rate would have been 146% using previous methodology.
30    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
0.5%	Asset-Backed Obligations	14,748,827	14,907,419
1.7%	Commercial Mortgage-Backed Securities	52,060,350	53,650,453
25.2%	Corporate Bonds	767,215,720	793,662,526
4.6%	Foreign Government Securities	142,336,698	145,861,061
27.6%	Mortgage-Backed Securities	855,887,853	869,070,155
0.9%	Municipal Bonds	26,504,424	28,628,848
38.9%	U.S. Government and Government Agencies	1,182,188,103	1,224,267,906
1.0%	Other Investment Company	31,253,891	31,253,891
8.4%	Short-Term Investments	264,937,572	264,955,675
108.8%	Total Investments	3,337,133,438	3,426,257,934
(8.8%)	Other Assets and Liabilities, Net		(277,282,103)
100.0%	Net Assets		3,148,975,831

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asset-Backed Obligations 0.5% of net assets
American Express Credit Account Master Trust
Series 2014-3 Class A
1.49%, 04/15/20 (b)	326,000	328,582
Series 2014-4 Class A
1.43%, 06/15/20 (b)	100,000	100,699
Capital One Multi-Asset Execution Trust
Series 2014-A5 Class A
1.48%, 07/15/20 (b)	200,000	201,355
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	250,000	264,662
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	600,000	604,344
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CarMax Auto Owner Trust 2014-2
Series 2014-2 Class A4
1.61%, 10/15/19 (b)	2,250,000	2,265,636
Chase Issuance Trust
Series 2014-A7 Class A
1.38%, 11/15/19 (b)	680,000	683,737
Series 2012-A4 Class A4
1.58%, 08/16/21 (b)	300,000	304,114
Series 2015-A4 Class A4
1.84%, 04/15/22 (b)	500,000	510,578
Series 2014-A2 Class A2
2.77%, 03/15/23 (b)	200,000	211,532
Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	500,000	528,729
Series 2008-A1 Class A1
5.35%, 02/07/20 (b)	200,000	213,815
Series 2014-A8 Class A8
1.73%, 04/09/20 (b)	500,000	506,672
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	225,000	239,732
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,500,000	1,538,924
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	2,700,000	2,745,516
Ford Credit Auto Owner Trust
Series 2014-C Class A4
1.56%, 02/15/20 (b)	983,000	989,616
Series 2016-A Class A4
1.60%, 06/15/21 (b)	500,000	506,716
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	200,000	200,466
Series 2014-3 Class A4
1.31%, 10/15/20 (b)	200,000	200,786
Nissan Auto Receivables Owner Trust
Series 2015-B Class A3
1.34%, 03/16/20 (b)	630,000	634,172
Series 2015-B Class A4 ABS
1.79%, 01/15/22 (b)	900,000	915,954
World Financial Network Credit Card Master Trust
Series 2013-A Class A
1.61%, 12/15/21 (b)	210,000	211,082
Total Asset-Backed Obligations
(Cost $14,748,827)		14,907,419

Commercial Mortgage-Backed Securities 1.7% of net assets
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17 Class A4
5.69%, 06/11/50 (a)(b)	282,287	291,774
CFCRE Commercial Mortgage Trust 2016-C3
Series 2016-C3 Class A3
3.87%, 01/10/48 (b)	800,000	886,381
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4 Class A4
3.28%, 05/10/58 (b)	500,000	527,568

See financial notes    31

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	615,000	694,796
Series 2014-GC19 Class A2
2.79%, 03/10/47 (b)	130,000	133,720
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	480,000	497,121
Series 2014-GC23 Class A2
2.85%, 07/10/47 (b)	570,000	591,414
Series 2014-GC23 Class A4
3.62%, 07/10/47 (b)	1,000,000	1,093,300
COMM 2012-CCRE2 Mortgage Trust
Series 2012-CR2 Class A4
3.15%, 08/15/45 (b)	1,305,000	1,391,428
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 Class A3
2.85%, 10/15/45 (b)	300,000	315,083
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (b)	300,000	321,393
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	340,000	383,610
COMM 2013-CCRE7 Mortgage Trust
Series 2013-CR7 Class A4
3.21%, 03/10/46 (b)	600,000	641,255
COMM 2013-LC6 Mortgage Trust
Series 2013-LC6 Class A2
1.91%, 01/10/46 (b)	150,000	151,508
COMM 2014-CCRE14 Mortgage Trust
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	267,459
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CR15 Class A2
2.93%, 02/10/47 (b)	500,000	517,163
COMM 2014-CCRE16 Mortgage Trust
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (b)	630,000	672,279
COMM 2014-CCRE19 Mortgage Trust
Series 2014-CR19 Class ASB
3.50%, 08/10/47 (b)	400,000	430,768
COMM 2016-CCRE28 Mortgage Trust
Series 2016-CR28 Class A4
3.76%, 02/10/49 (b)	500,000	549,167
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3
2.82%, 10/15/45 (b)	260,000	271,677
Fannie Mae
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	128,070	128,663
Series 2009-M1 Class A2
4.29%, 07/25/19 (b)	166,684	180,435
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(b)	190,338	207,769
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	686,351
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	800,000	853,758
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2012-M2 Class A1
1.82%, 09/25/21 (b)	22,571	22,979
Series 2015-M4 Class AV2
2.51%, 07/25/22 (b)	75,000	78,117
Series 2016-M3 Class ASQ2
2.26%, 02/25/23 (a)(b)	65,000	67,165
Series 2014-M9 Class A2
3.10%, 07/25/24 (a)(b)	492,000	530,134
Series 2015-M3 Class A2
2.72%, 10/25/24 (b)	550,000	578,346
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	69,672	71,445
Series K705 Class A2
2.30%, 09/25/18 (b)	200,000	205,192
Series K708 Class A2
2.13%, 01/25/19 (b)	305,000	312,525
Series K710 Class A2
1.88%, 05/25/19 (b)	420,000	428,518
Series K712 Class A2
1.87%, 11/25/19 (b)	440,000	449,140
Series K008 Class A2
3.53%, 06/25/20 (b)	140,600	152,087
Series K009 Class A2
3.81%, 08/25/20 (b)	500,000	545,538
Series K015 Class A1
2.26%, 10/25/20 (b)	125,145	127,368
Series K014 Class A1
2.79%, 10/25/20 (b)	388,345	399,754
Series K714 Class A2
3.03%, 10/25/20 (b)	365,000	388,988
Series K010 Class A2
4.33%, 10/25/20 (b)	305,000	340,068
Series K012 Class A2
4.18%, 12/25/20 (a)(b)	130,000	144,916
Series K013 Class A2
3.97%, 01/25/21 (a)(b)	492,000	541,941
Series K014 Class A2
3.87%, 04/25/21 (b)	165,000	181,546
Series K015 Class A2
3.23%, 07/25/21 (b)	500,000	539,302
Series K016 Class A2
2.97%, 10/25/21 (b)	1,400,000	1,491,023
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	106,141
Series K025 Class A1
1.88%, 04/25/22 (b)	384,631	391,119
Series K022 Class A2
2.36%, 07/25/22 (b)	900,000	935,552
Series K024 Class A2
2.57%, 09/25/22 (b)	800,000	841,881
Series K025 Class A2
2.68%, 10/25/22 (b)	500,000	529,531
Series K026 Class A2
2.51%, 11/25/22 (b)	1,975,000	2,072,142
Series K027 Class A2
2.64%, 01/25/23 (b)	745,000	787,596
Series K033 Class A1
2.87%, 02/25/23 (b)	132,156	139,527
Series K028 Class A2
3.11%, 02/25/23 (b)	1,055,000	1,145,436

32    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	1,675,000	1,839,758
Series K033 Class A2
3.06%, 07/25/23 (b)	540,000	585,193
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	450,000	498,335
Series K037 Class A2
3.49%, 01/25/24 (b)	300,000	333,852
Series K040 Class A2
3.24%, 09/25/24 (b)	300,000	329,223
Series K046 Class A2
3.21%, 03/25/25 (b)	600,000	656,740
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (b)	233,000	253,498
Series 2012-GC6 Class A3
3.48%, 01/10/45 (b)	600,000	648,577
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	1,500,000	1,612,098
Series 2013-GC12 Class AAB
2.68%, 06/10/46 (b)	275,000	285,947
Series 2013-GC13 Class A5
4.17%, 07/10/46 (a)(b)	450,000	509,176
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	400,000	453,835
Series 2013-GC16 Class A2
3.03%, 11/10/46 (b)	700,000	722,987
Series 2014-GC18 Class A2
2.92%, 01/10/47 (b)	400,000	412,148
Series 2014-GC20 Class A3
3.68%, 04/10/47 (b)	300,000	324,615
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	400,000	433,143
Series 2012-CBX Class A3
3.14%, 06/15/45 (b)	131,931	134,892
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	269,487
Series 2013-C12 Class ASB
3.16%, 07/15/45 (b)	315,000	333,212
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	200,000	205,579
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	1,000,000	1,037,982
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	400,000	437,237
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	204,164	211,230
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	300,000	324,747
Series 2014-C26 Class ASB
3.29%, 01/15/48 (b)	600,000	640,315
Series 2015-C29 Class A4
3.61%, 05/15/48 (b)	1,000,000	1,087,565
Series 2015-C28 Class A4
3.23%, 10/15/48 (b)	2,000,000	2,117,910
Series 2015-C32 Class A2
2.82%, 11/15/48 (b)	600,000	628,173
Series 2015-JP1 Class A4
3.65%, 01/15/49 (b)	600,000	659,087
Series 2007-CB20 Class A4
5.79%, 02/12/51 (a)(b)	220,911	229,415
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A4
5.69%, 02/12/51 (b)	139,100	145,040
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
3.18%, 08/15/45 (b)	430,000	458,805
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	288,879
Series 2014-C14 Class A3
3.67%, 02/15/47 (b)	855,000	911,675
Series 2014-C16 Class A5
3.89%, 06/15/47 (b)	200,000	221,961
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	1,000,000	1,077,991
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	300,000	319,976
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (b)	500,000	523,563
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	640,000	723,524
Series 2015-C31 Class A3
3.43%, 11/15/48 (b)	500,000	536,881
Series 2015-C30 Class A4
3.66%, 09/15/58 (b)	560,000	612,846
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	600,000	602,247
Series 2012-C7 Class A1
2.30%, 06/15/45 (b)	121,821	124,434
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	547,687	588,669
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)	255,000	287,612
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	65,000	70,391
Series 2013-C12 Class A2
2.07%, 03/15/48 (b)	550,000	554,641
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	145,000	154,505
Total Commercial Mortgage-Backed Securities
(Cost $52,060,350)		53,650,453

Corporate Bonds 25.2% of net assets
Finance 7.8%
Banking 5.6%
American Express Co.
7.00%, 03/19/18	250,000	273,194
8.13%, 05/20/19	250,000	293,253
2.65%, 12/02/22	500,000	507,280
6.80%, 09/01/66 (a)(b)	1,250,000	1,251,562
American Express Credit Corp.
2.13%, 07/27/18	300,000	304,715
2.38%, 05/26/20 (b)	1,000,000	1,023,698
2.25%, 05/05/21 (b)	1,000,000	1,018,425

See financial notes    33

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of America Corp.
6.40%, 08/28/17	500,000	527,729
5.75%, 12/01/17	1,500,000	1,588,201
6.88%, 04/25/18	300,000	327,665
5.65%, 05/01/18	800,000	857,693
2.60%, 01/15/19	2,500,000	2,559,732
2.65%, 04/01/19	1,500,000	1,537,723
7.63%, 06/01/19	1,000,000	1,158,197
5.63%, 07/01/20	1,750,000	1,970,598
5.88%, 01/05/21	800,000	918,656
5.00%, 05/13/21	500,000	560,449
3.30%, 01/11/23	2,800,000	2,885,823
3.95%, 04/21/25	500,000	510,114
3.88%, 08/01/25	3,000,000	3,188,535
7.75%, 05/14/38	250,000	353,105
5.88%, 02/07/42	1,000,000	1,266,870
5.00%, 01/21/44	1,000,000	1,161,257
Bank of America NA
2.05%, 12/07/18	500,000	507,507
Bank of Montreal
2.38%, 01/25/19 (b)	600,000	616,180
Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	1,500,000	1,531,272
Bank of Nova Scotia
2.05%, 10/30/18	250,000	254,110
1.85%, 04/14/20	500,000	506,907
2.80%, 07/21/21	500,000	521,986
Barclays Bank PLC
5.14%, 10/14/20	500,000	530,380
Barclays PLC
2.75%, 11/08/19	1,500,000	1,493,197
5.25%, 08/17/45	500,000	526,280
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	107,403
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,000,000	1,062,632
BNP Paribas S.A.
2.38%, 05/21/20	1,000,000	1,019,645
5.00%, 01/15/21	200,000	224,765
3.25%, 03/03/23	350,000	364,306
4.25%, 10/15/24	300,000	308,908
BPCE S.A.
2.50%, 12/10/18	1,500,000	1,538,685
2.50%, 07/15/19	1,000,000	1,025,890
2.65%, 02/03/21	1,500,000	1,545,607
4.00%, 04/15/24	1,000,000	1,095,748
Branch Banking & Trust Co.
3.63%, 09/16/25 (b)	1,000,000	1,077,803
Capital One Bank USA NA
2.25%, 02/13/19 (b)	1,000,000	1,013,422
Capital One Financial Corp.
4.75%, 07/15/21	800,000	891,514
4.20%, 10/29/25 (b)	750,000	772,503
Capital One NA
1.65%, 02/05/18 (b)	1,000,000	1,001,211
1.50%, 03/22/18 (b)	1,000,000	997,331
2.35%, 08/17/18 (b)	1,000,000	1,014,476
2.40%, 09/05/19 (b)	750,000	760,486
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
1.85%, 11/24/17	800,000	804,684
1.80%, 02/05/18	650,000	652,918
2.15%, 07/30/18	1,000,000	1,012,700
2.50%, 09/26/18	2,500,000	2,550,925
2.40%, 02/18/20	1,000,000	1,011,109
2.65%, 10/26/20	2,500,000	2,546,637
4.50%, 01/14/22	750,000	830,029
3.30%, 04/27/25	1,500,000	1,539,385
5.50%, 09/13/25	500,000	561,496
4.60%, 03/09/26	500,000	531,130
3.40%, 05/01/26	3,500,000	3,596,197
4.65%, 07/30/45	500,000	551,737
4.75%, 08/15/46	500,000	503,752
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.50%, 01/19/21	250,000	256,419
4.38%, 08/04/25	250,000	261,621
5.25%, 05/24/41	1,500,000	1,870,417
5.25%, 08/04/45	500,000	557,996
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000,000	988,168
3.45%, 04/16/21 (c)	1,000,000	1,011,055
3.75%, 03/26/25	1,500,000	1,470,834
Credit Suisse USA, Inc.
3.63%, 09/09/24	300,000	310,699
Deutsche Bank AG
3.13%, 01/13/21	2,000,000	1,999,566
Discover Financial Services
3.85%, 11/21/22	500,000	508,512
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	251,337
Goldman Sachs Group, Inc.
5.95%, 01/18/18	600,000	639,409
2.38%, 01/22/18	1,000,000	1,013,824
6.15%, 04/01/18	1,500,000	1,616,916
2.90%, 07/19/18	2,500,000	2,566,692
5.38%, 03/15/20	1,000,000	1,113,260
2.75%, 09/15/20 (b)	2,000,000	2,043,468
5.25%, 07/27/21	1,262,000	1,425,744
5.75%, 01/24/22	1,100,000	1,278,598
3.85%, 07/08/24 (b)	650,000	690,359
4.25%, 10/21/25	1,500,000	1,553,506
6.13%, 02/15/33	750,000	937,779
6.75%, 10/01/37	500,000	618,660
6.25%, 02/01/41	1,000,000	1,298,636
4.80%, 07/08/44 (b)	500,000	555,690
5.15%, 05/22/45	500,000	523,624
HSBC Bank USA NA
4.88%, 08/24/20	500,000	543,506
HSBC Holdings PLC
5.10%, 04/05/21	850,000	938,491
2.95%, 05/25/21	500,000	505,523
4.30%, 03/08/26	1,000,000	1,058,832
3.90%, 05/25/26	2,000,000	2,060,160
6.50%, 09/15/37	500,000	602,918
6.80%, 06/01/38	500,000	624,754
HSBC USA, Inc.
2.75%, 08/07/20	1,500,000	1,512,667
5.00%, 09/27/20	400,000	430,022

34    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMorgan Chase & Co.
6.00%, 01/15/18	1,750,000	1,871,989
1.70%, 03/01/18 (b)	2,250,000	2,262,982
6.30%, 04/23/19	1,000,000	1,124,553
2.25%, 01/23/20 (b)	1,000,000	1,014,258
4.25%, 10/15/20	500,000	545,297
2.55%, 10/29/20 (b)	2,750,000	2,811,333
4.50%, 01/24/22	1,000,000	1,113,672
3.20%, 01/25/23	500,000	518,722
3.38%, 05/01/23	1,000,000	1,021,076
3.88%, 02/01/24	500,000	540,695
3.88%, 09/10/24	1,000,000	1,037,149
3.13%, 01/23/25 (b)	1,000,000	1,023,448
3.30%, 04/01/26 (b)	4,000,000	4,144,348
4.13%, 12/15/26	500,000	530,887
6.40%, 05/15/38	650,000	891,968
5.50%, 10/15/40	500,000	627,247
5.40%, 01/06/42	600,000	747,729
4.95%, 06/01/45	500,000	550,304
KeyCorp
2.30%, 12/13/18 (b)	500,000	508,439
Lloyds Bank PLC
2.30%, 11/27/18	600,000	603,588
2.35%, 09/05/19	500,000	503,240
6.38%, 01/21/21	500,000	586,295
Lloyds Banking Group PLC
4.50%, 11/04/24	500,000	508,118
4.65%, 03/24/26	1,000,000	1,014,581
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	243,750
Morgan Stanley
6.25%, 08/28/17	500,000	527,196
5.95%, 12/28/17	1,750,000	1,861,683
1.88%, 01/05/18	2,500,000	2,515,065
7.30%, 05/13/19	700,000	804,799
5.63%, 09/23/19	1,500,000	1,665,498
2.65%, 01/27/20	1,000,000	1,017,349
5.50%, 07/28/21	1,500,000	1,714,729
4.10%, 05/22/23	750,000	778,810
4.00%, 07/23/25	3,000,000	3,218,490
5.00%, 11/24/25	500,000	548,431
4.35%, 09/08/26	1,000,000	1,048,270
7.25%, 04/01/32	500,000	694,909
4.30%, 01/27/45	500,000	528,475
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	261,735
PNC Bank NA
2.25%, 07/02/19 (b)	1,500,000	1,532,875
2.95%, 01/30/23 (b)	500,000	509,592
Rabobank Nederland
4.63%, 12/01/23	450,000	475,268
Regions Bank
6.45%, 06/26/37	250,000	299,253
Regions Financial Corp.
2.00%, 05/15/18 (b)	1,000,000	1,002,183
Royal Bank of Canada
1.20%, 09/19/17	250,000	250,587
2.20%, 07/27/18	750,000	764,961
2.15%, 03/15/19	1,250,000	1,277,552
2.50%, 01/19/21	500,000	516,962
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	500,000	509,785
Santander UK PLC
3.05%, 08/23/18	300,000	307,187
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	500,000	502,887
2.05%, 01/18/19	250,000	252,416
3.40%, 07/11/24	500,000	532,230
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	521,478
Svenska Handelsbanken AB
2.40%, 10/01/20	250,000	256,334
Synchrony Financial
3.00%, 08/15/19 (b)	750,000	763,049
4.50%, 07/23/25 (b)	900,000	934,902
Toronto-Dominion Bank
1.75%, 07/23/18	500,000	505,272
2.13%, 07/02/19	750,000	768,015
2.50%, 12/14/20	1,500,000	1,552,509
UBS AG
1.80%, 03/26/18	1,250,000	1,262,212
2.38%, 08/14/19	1,000,000	1,023,169
4.88%, 08/04/20	1,000,000	1,122,678
US Bancorp
3.00%, 03/15/22 (b)	600,000	638,656
Wachovia Corp.
5.75%, 02/01/18	500,000	535,237
5.50%, 08/01/35	250,000	289,055
Wells Fargo & Co.
1.40%, 09/08/17	1,500,000	1,504,878
5.63%, 12/11/17	1,000,000	1,063,301
1.50%, 01/16/18	500,000	502,914
2.13%, 04/22/19	500,000	510,973
2.60%, 07/22/20	1,150,000	1,182,554
4.60%, 04/01/21	1,000,000	1,118,183
3.45%, 02/13/23	500,000	517,822
3.00%, 04/22/26	1,000,000	1,020,645
4.10%, 06/03/26	2,000,000	2,141,846
5.38%, 02/07/35	1,500,000	1,831,083
4.65%, 11/04/44	500,000	528,598
Wells Fargo Bank NA
1.75%, 05/24/19	500,000	506,978
Westpac Banking Corp.
4.88%, 11/19/19	400,000	442,744
		175,996,919
Brokerage 0.2%
BlackRock, Inc.
3.50%, 03/18/24	1,000,000	1,085,959
CME Group, Inc.
5.30%, 09/15/43 (b)	500,000	640,319
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (b)	1,000,000	1,052,378
Invesco Finance plc
3.75%, 01/15/26	650,000	698,579
Jefferies Group LLC
5.13%, 01/20/23	700,000	736,378
6.25%, 01/15/36	150,000	151,257

See financial notes    35

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nomura Holdings, Inc.
2.75%, 03/19/19	750,000	768,004
6.70%, 03/04/20	1,000,000	1,162,019
		6,294,893
Finance Company 0.2%
Air Lease Corp.
2.63%, 09/04/18 (b)	500,000	500,156
3.38%, 01/15/19 (b)	200,000	204,500
GATX Corp.
5.20%, 03/15/44 (b)	500,000	519,925
GE Capital International Funding Co.
3.37%, 11/15/25 (c)	1,000,000	1,086,545
4.42%, 11/15/35 (c)	1,500,000	1,685,754
HSBC Finance Corp.
6.68%, 01/15/21	350,000	392,563
International Lease Finance Corp.
7.13%, 09/01/18 (c)	1,500,000	1,650,660
		6,040,103
Insurance 1.2%
ACE INA Holdings, Inc.
2.70%, 03/13/23	750,000	771,454
4.35%, 11/03/45 (b)	750,000	865,052
Aetna, Inc.
3.50%, 11/15/24 (b)	350,000	369,905
4.38%, 06/15/46 (b)	500,000	521,426
Aflac, Inc.
3.63%, 06/15/23	500,000	535,509
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (b)	2,500,000	2,562,830
Allstate Corp.
4.50%, 06/15/43	300,000	350,214
American International Group, Inc.
5.85%, 01/16/18	500,000	533,367
2.30%, 07/16/19 (b)	2,000,000	2,036,514
6.40%, 12/15/20	500,000	588,610
4.13%, 02/15/24	1,000,000	1,056,655
3.88%, 01/15/35 (b)	450,000	432,260
4.50%, 07/16/44 (b)	1,000,000	971,233
Anthem, Inc.
2.25%, 08/15/19	500,000	504,833
3.30%, 01/15/23	750,000	775,829
5.85%, 01/15/36	750,000	901,079
4.65%, 08/15/44 (b)	500,000	534,611
Aon Corp.
8.21%, 01/01/27	100,000	128,718
Aon plc
3.88%, 12/15/25 (b)	1,000,000	1,056,780
Assurant, Inc.
2.50%, 03/15/18	400,000	405,007
6.75%, 02/15/34	400,000	497,889
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	540,927
4.25%, 01/15/21	300,000	333,863
5.75%, 01/15/40	100,000	133,065
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (b)	1,500,000	1,574,748
Chubb Corp.
6.00%, 05/11/37	250,000	340,042
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (b)	1,000,000	1,046,927
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	161,764
3.25%, 04/15/25 (b)	1,000,000	1,017,576
5.88%, 03/15/41 (b)	250,000	307,849
5.38%, 02/15/42 (b)	300,000	356,371
CNA Financial Corp.
7.35%, 11/15/19	250,000	289,127
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,138,735
5.95%, 10/15/36	300,000	369,206
6.63%, 03/30/40	250,000	323,789
6.10%, 10/01/41	350,000	433,460
4.30%, 04/15/43	750,000	752,122
Humana, Inc.
3.85%, 10/01/24 (b)	1,000,000	1,069,847
MetLife, Inc.
4.75%, 02/08/21	750,000	838,026
3.60%, 04/10/24	1,000,000	1,055,730
5.70%, 06/15/35	500,000	605,330
Prudential Financial, Inc.
6.00%, 12/01/17	96,000	102,302
4.50%, 11/16/21	300,000	337,357
5.63%, 06/15/43 (a)(b)	700,000	730,849
The Progressive Corp.
3.70%, 01/26/45	300,000	309,601
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	180,643
6.25%, 06/15/37	750,000	1,041,298
UnitedHealth Group, Inc.
1.40%, 10/15/17	500,000	502,690
6.00%, 02/15/18	150,000	161,788
2.88%, 03/15/22 (b)	1,000,000	1,045,125
3.75%, 07/15/25	500,000	549,193
6.88%, 02/15/38	750,000	1,096,591
4.75%, 07/15/45	750,000	905,824
Unum Group
5.63%, 09/15/20	350,000	393,697
Voya Financial, Inc.
2.90%, 02/15/18	572,000	582,934
3.65%, 06/15/26	1,000,000	1,006,795
5.70%, 07/15/43	200,000	226,902
XLIT Ltd.
2.30%, 12/15/18	300,000	303,269
6.25%, 05/15/27	200,000	241,146
5.25%, 12/15/43	250,000	272,282
		39,078,565
Other Financial 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	212,483
		212,483

36    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Real Estate Investment Trust 0.6%
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	107,524
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	750,000	758,908
DDR Corp.
3.63%, 02/01/25 (b)	200,000	200,954
Digital Realty Trust LP
5.88%, 02/01/20	250,000	280,616
5.25%, 03/15/21 (b)	250,000	281,313
Duke Realty LP
3.25%, 06/30/26 (b)	250,000	253,997
ERP Operating LP
3.38%, 06/01/25 (b)	250,000	264,185
4.50%, 06/01/45 (b)	250,000	277,367
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	532,696
3.50%, 04/01/25 (b)	500,000	517,006
Federal Realty Investment Trust
2.55%, 01/15/21 (b)	1,000,000	1,020,951
4.50%, 12/01/44 (b)	350,000	383,100
HCP, Inc.
6.70%, 01/30/18	100,000	107,443
2.63%, 02/01/20 (b)	300,000	302,644
5.38%, 02/01/21 (b)	500,000	556,376
3.40%, 02/01/25 (b)	300,000	290,611
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	250,000	252,210
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	262,497
4.38%, 10/01/25 (b)	1,000,000	1,081,679
4.25%, 08/15/29 (b)	200,000	212,094
Kimco Realty Corp.
3.20%, 05/01/21 (b)	250,000	259,966
3.40%, 11/01/22 (b)	350,000	367,378
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	1,100,000	1,146,189
Prologis LP
2.75%, 02/15/19 (b)	300,000	308,503
4.25%, 08/15/23 (b)	800,000	887,157
3.75%, 11/01/25 (b)	1,000,000	1,067,891
Realty Income Corp.
3.88%, 07/15/24 (b)	1,150,000	1,209,860
Simon Property Group LP
2.15%, 09/15/17 (b)	500,000	505,302
5.65%, 02/01/20 (b)	102,000	115,347
3.30%, 01/15/26 (b)	250,000	267,380
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	216,136
3.25%, 08/15/22 (b)	250,000	258,712
3.50%, 02/01/25 (b)	1,000,000	1,026,919
4.38%, 02/01/45 (b)	250,000	247,774
Vornado Realty LP
2.50%, 06/30/19 (b)	500,000	509,761
5.00%, 01/15/22 (b)	500,000	545,463
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Welltower, Inc.
4.13%, 04/01/19 (b)	500,000	529,330
4.50%, 01/15/24 (b)	400,000	434,426
WP Carey, Inc.
4.00%, 02/01/25 (b)	400,000	389,330
		18,236,995
		245,859,958
Industrial 15.5%
Basic Industry 0.9%
Agrium, Inc.
6.75%, 01/15/19	250,000	278,310
3.50%, 06/01/23 (b)	500,000	519,798
4.13%, 03/15/35 (b)	1,500,000	1,453,203
5.25%, 01/15/45 (b)	250,000	269,179
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	136,813
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	351,352
2.38%, 02/15/20 (b)	250,000	255,272
3.05%, 08/01/20 (b)	100,000	104,142
3.65%, 07/15/24 (b)	800,000	841,075
Albemarle Corp.
4.50%, 12/15/20 (b)	250,000	266,287
Barrick Gold Corp.
4.10%, 05/01/23	2,004,000	2,117,098
5.25%, 04/01/42	1,000,000	1,024,322
Barrick North America Finance LLC
4.40%, 05/30/21	326,000	351,395
5.70%, 05/30/41	250,000	259,079
5.75%, 05/01/43	300,000	326,919
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	250,000	253,358
3.25%, 11/21/21	350,000	370,207
3.85%, 09/30/23	250,000	272,300
5.00%, 09/30/43	300,000	349,416
CF Industries, Inc.
7.13%, 05/01/20	100,000	115,478
Dow Chemical Co.
8.55%, 05/15/19	500,000	593,903
3.00%, 11/15/22 (b)	750,000	771,626
4.25%, 10/01/34 (b)	500,000	517,699
5.25%, 11/15/41 (b)	200,000	222,947
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	360,259
3.60%, 08/15/22 (b)	100,000	105,187
Ecolab, Inc.
2.25%, 01/12/20	250,000	254,708
4.35%, 12/08/21	200,000	226,689
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	222,072
2.80%, 02/15/23	500,000	513,606
Goldcorp, Inc.
2.13%, 03/15/18	500,000	500,940
3.63%, 06/09/21 (b)	500,000	515,606
3.70%, 03/15/23 (b)	300,000	305,753
5.45%, 06/09/44 (b)	500,000	507,249

See financial notes    37

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Paper Co.
4.75%, 02/15/22 (b)	207,000	230,246
LYB International Finance BV
4.00%, 07/15/23	750,000	804,244
5.25%, 07/15/43	500,000	548,786
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	650,000	703,969
6.00%, 11/15/21 (b)	250,000	293,449
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	251,180
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	269,679
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	155,950
6.25%, 10/01/39	150,000	167,469
Nucor Corp.
5.75%, 12/01/17	500,000	526,884
4.13%, 09/15/22 (b)	250,000	272,276
5.20%, 08/01/43 (b)	300,000	325,601
Packaging Corp. of America
3.90%, 06/15/22 (b)	1,500,000	1,592,347
4.50%, 11/01/23 (b)	1,000,000	1,087,846
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (b)	350,000	369,605
5.88%, 12/01/36	100,000	120,760
Praxair, Inc.
2.65%, 02/05/25 (b)	500,000	518,263
3.20%, 01/30/26 (b)	1,500,000	1,623,441
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	581,000	612,165
4.75%, 03/22/42 (b)	100,000	106,371
Southern Copper Corp.
5.38%, 04/16/20	250,000	271,799
5.25%, 11/08/42	100,000	89,132
Vale Overseas Ltd.
4.63%, 09/15/20	250,000	243,438
4.38%, 01/11/22	750,000	704,775
6.88%, 11/21/36	100,000	91,500
Vale S.A.
5.63%, 09/11/42	200,000	164,000
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	107,099
WestRock RKT Co.
4.90%, 03/01/22	200,000	222,289
Weyerhaeuser Co.
7.38%, 03/15/32	350,000	464,230
		28,472,040
Capital Goods 1.3%
3M Co.
1.63%, 06/15/19	500,000	509,810
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	104,265
Avery Dennison Corp.
5.38%, 04/15/20	105,000	115,355
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boeing Co.
0.95%, 05/15/18	250,000	250,254
4.88%, 02/15/20	250,000	281,237
2.60%, 10/30/25 (b)	750,000	781,917
5.88%, 02/15/40	350,000	488,122
3.50%, 03/01/45 (b)	1,250,000	1,279,134
Caterpillar Financial Services Corp.
1.25%, 11/06/17	400,000	401,580
1.50%, 02/23/18	300,000	302,767
1.70%, 06/16/18	1,000,000	1,013,033
7.15%, 02/15/19	250,000	287,247
Caterpillar, Inc.
3.90%, 05/27/21	1,000,000	1,101,127
6.05%, 08/15/36	150,000	196,943
Deere & Co.
2.60%, 06/08/22 (b)	200,000	205,562
5.38%, 10/16/29	150,000	191,690
Eaton Corp.
1.50%, 11/02/17	150,000	150,779
2.75%, 11/02/22	250,000	256,664
4.00%, 11/02/32	100,000	107,036
4.15%, 11/02/42	100,000	108,147
Fortive Corp.
2.35%, 06/15/21 (b)(c)	500,000	507,915
4.30%, 06/15/46 (b)(c)	500,000	533,566
General Dynamics Corp.
1.00%, 11/15/17	300,000	301,165
General Electric Capital Corp.
4.38%, 09/16/20	2,000,000	2,228,786
3.45%, 05/15/24 (b)	1,000,000	1,089,903
6.15%, 08/07/37	500,000	696,965
5.88%, 01/14/38	1,000,000	1,355,225
General Electric Co.
5.25%, 12/06/17	700,000	741,762
2.70%, 10/09/22	900,000	945,369
3.38%, 03/11/24	1,600,000	1,743,242
4.13%, 10/09/42	1,200,000	1,323,181
4.50%, 03/11/44	400,000	462,745
Honeywell International, Inc.
5.00%, 02/15/19	1,000,000	1,102,589
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	107,776
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	500,000	508,517
John Deere Capital Corp.
1.55%, 12/15/17	450,000	454,346
1.35%, 01/16/18	500,000	503,715
1.75%, 08/10/18	500,000	507,373
1.70%, 01/15/20	750,000	756,173
3.90%, 07/12/21	500,000	553,086
L-3 Communications Corp.
4.95%, 02/15/21 (b)	500,000	547,335
Lockheed Martin Corp.
1.85%, 11/23/18	500,000	507,078
4.25%, 11/15/19	250,000	273,900
2.50%, 11/23/20 (b)	500,000	516,459
3.35%, 09/15/21	500,000	533,695

38    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	537,444
3.25%, 08/01/23	2,000,000	2,149,570
4.75%, 06/01/43	1,000,000	1,197,781
3.85%, 04/15/45 (b)	250,000	261,394
Owens Corning
4.20%, 12/15/22 (b)	1,000,000	1,067,791
Packaging Corp. of America
3.65%, 09/15/24 (b)	500,000	517,345
Republic Services, Inc.
3.55%, 06/01/22 (b)	750,000	810,961
2.90%, 07/01/26 (b)(g)	1,000,000	1,016,323
Roper Technologies, Inc.
3.13%, 11/15/22 (b)	250,000	256,203
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	231,815
3.88%, 03/01/25 (b)	250,000	264,616
Tyco International Finance S.A.
3.90%, 02/14/26 (b)	500,000	539,532
5.13%, 09/14/45 (b)	500,000	575,589
United Technologies Corp.
5.38%, 12/15/17	300,000	318,948
6.13%, 02/01/19	400,000	449,875
4.50%, 04/15/20	500,000	557,491
3.10%, 06/01/22	600,000	640,081
6.13%, 07/15/38	150,000	205,882
5.70%, 04/15/40	1,000,000	1,324,454
4.50%, 06/01/42	900,000	1,033,255
Valmont Industries, Inc.
5.00%, 10/01/44 (b)	200,000	186,587
Vulcan Materials Co.
7.50%, 06/15/21	300,000	361,890
Waste Management, Inc.
6.10%, 03/15/18	100,000	108,451
2.90%, 09/15/22 (b)	200,000	209,673
4.10%, 03/01/45 (b)	500,000	548,001
		42,305,487
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	204,925
4.00%, 10/01/23	1,000,000	1,101,197
6.15%, 03/01/37	200,000	249,032
6.15%, 02/15/41	350,000	438,596
America Movil S.A.B. de C.V.
3.13%, 07/16/22	200,000	205,766
6.13%, 03/30/40	500,000	617,231
4.38%, 07/16/42	500,000	508,450
American Tower Corp.
3.40%, 02/15/19	750,000	781,486
5.05%, 09/01/20	250,000	278,246
5.00%, 02/15/24	100,000	113,282
AT&T, Inc.
1.40%, 12/01/17	750,000	751,461
5.50%, 02/01/18	1,900,000	2,023,053
5.80%, 02/15/19	800,000	887,226
2.45%, 06/23/20 (b)	1,500,000	1,532,859
3.00%, 02/15/22	350,000	357,393
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 01/15/25 (b)	250,000	266,206
3.40%, 05/15/25 (b)	1,000,000	1,024,810
4.13%, 02/17/26 (b)	1,000,000	1,076,331
6.15%, 09/15/34	700,000	820,913
4.50%, 05/15/35 (b)	1,000,000	1,026,194
6.00%, 08/15/40 (b)	1,000,000	1,171,818
5.35%, 09/01/40	250,000	274,431
5.55%, 08/15/41	750,000	843,251
5.15%, 03/15/42	400,000	433,166
4.30%, 12/15/42 (b)	750,000	728,984
4.35%, 06/15/45 (b)	500,000	486,446
4.75%, 05/15/46 (b)	500,000	514,482
5.65%, 02/15/47 (b)	500,000	574,816
CBS Corp.
5.50%, 05/15/33	300,000	334,110
4.90%, 08/15/44 (b)	400,000	407,187
4.60%, 01/15/45 (b)	250,000	248,754
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (b)(c)	2,000,000	2,190,542
6.38%, 10/23/35 (b)(c)	500,000	593,809
6.48%, 10/23/45 (b)(c)	1,250,000	1,497,855
Comcast Corp.
5.15%, 03/01/20	500,000	565,311
2.85%, 01/15/23	1,250,000	1,315,305
6.95%, 08/15/37	1,000,000	1,441,111
4.65%, 07/15/42	500,000	575,121
4.60%, 08/15/45 (b)	1,000,000	1,154,263
Crown Castle International Corp.
4.88%, 04/15/22	750,000	825,525
4.45%, 02/15/26 (b)	1,000,000	1,087,728
Discovery Communications LLC
3.30%, 05/15/22	500,000	505,899
3.45%, 03/15/25 (b)	500,000	490,106
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	314,882
4.80%, 03/01/26 (b)	500,000	541,929
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	215,886
6.63%, 03/18/25	500,000	614,937
6.63%, 01/15/40	500,000	577,596
5.00%, 05/13/45 (b)	250,000	241,210
6.13%, 01/31/46 (b)	750,000	831,952
NBCUniversal Media LLC
5.15%, 04/30/20	1,000,000	1,134,053
4.38%, 04/01/21	1,750,000	1,962,264
5.95%, 04/01/41	350,000	471,961
Omnicom Group, Inc.
4.45%, 08/15/20	250,000	276,065
3.63%, 05/01/22	1,000,000	1,063,898
3.65%, 11/01/24 (b)	250,000	264,025
3.60%, 04/15/26 (b)	500,000	527,680
Qwest Corp.
6.75%, 12/01/21	350,000	379,540
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	261,242
3.63%, 12/15/25 (b)	500,000	535,230
5.00%, 03/15/44 (b)	500,000	570,182
TCI Communications, Inc.
7.13%, 02/15/28	300,000	418,095

See financial notes    39

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Telefonica Emisiones S.A.U.
6.22%, 07/03/17	150,000	156,646
5.13%, 04/27/20	250,000	276,198
5.46%, 02/16/21	250,000	285,518
4.57%, 04/27/23	150,000	166,302
7.05%, 06/20/36	150,000	192,204
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	671,702
Time Warner Cable, Inc.
5.00%, 02/01/20	1,000,000	1,087,839
4.13%, 02/15/21 (b)	500,000	529,848
5.88%, 11/15/40 (b)	1,000,000	1,092,598
Time Warner, Inc.
2.10%, 06/01/19	1,500,000	1,521,237
4.75%, 03/29/21	300,000	337,371
3.55%, 06/01/24 (b)	400,000	425,672
7.63%, 04/15/31	100,000	137,500
7.70%, 05/01/32	200,000	279,940
6.50%, 11/15/36	250,000	318,014
4.85%, 07/15/45 (b)	1,000,000	1,091,610
Verizon Communications, Inc.
3.65%, 09/14/18	1,500,000	1,577,029
2.63%, 02/21/20	1,000,000	1,035,760
4.50%, 09/15/20	500,000	555,513
4.60%, 04/01/21	500,000	561,147
3.00%, 11/01/21 (b)	500,000	525,815
5.15%, 09/15/23	1,250,000	1,458,011
4.15%, 03/15/24 (b)	1,000,000	1,104,945
3.50%, 11/01/24 (b)	1,000,000	1,065,408
4.40%, 11/01/34 (b)	2,500,000	2,585,855
5.85%, 09/15/35	3,146,000	3,830,459
4.86%, 08/21/46	1,000,000	1,097,574
4.52%, 09/15/48	388,000	405,766
5.01%, 08/21/54	500,000	531,094
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,089,063
4.25%, 09/01/23 (b)	1,000,000	1,040,477
3.88%, 04/01/24 (b)	400,000	406,936
6.88%, 04/30/36	200,000	220,171
Vodafone Group PLC
1.50%, 02/19/18	1,500,000	1,499,806
2.50%, 09/26/22	500,000	493,853
2.95%, 02/19/23	1,000,000	1,004,641
Walt Disney Co.
1.10%, 12/01/17	250,000	251,170
2.35%, 12/01/22	1,250,000	1,293,459
3.00%, 02/13/26	800,000	861,718
		76,793,173
Consumer Cyclical 2.0%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (b)	250,000	256,176
4.50%, 11/28/34 (b)	500,000	523,094
Amazon.com, Inc.
2.60%, 12/05/19 (b)	1,000,000	1,043,894
2.50%, 11/29/22 (b)	400,000	413,094
3.80%, 12/05/24 (b)	500,000	561,410
4.95%, 12/05/44 (b)	500,000	611,092
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AutoZone, Inc.
3.70%, 04/15/22 (b)	500,000	534,186
3.25%, 04/15/25 (b)	1,000,000	1,038,576
Best Buy Co., Inc.
5.00%, 08/01/18	500,000	527,185
Carnival Corp.
3.95%, 10/15/20	350,000	377,929
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	512,286
1.75%, 02/15/20	500,000	510,288
CVS Health Corp.
2.25%, 08/12/19 (b)	1,250,000	1,284,659
3.38%, 08/12/24 (b)	1,000,000	1,064,654
3.88%, 07/20/25 (b)	443,000	488,205
5.30%, 12/05/43 (b)	200,000	250,646
5.13%, 07/20/45 (b)	2,250,000	2,802,739
Delphi Corp.
5.00%, 02/15/23 (b)	300,000	318,750
4.15%, 03/15/24 (b)	150,000	159,714
eBay, Inc.
1.35%, 07/15/17	500,000	501,084
2.50%, 03/09/18	500,000	509,334
Ford Motor Co.
7.45%, 07/16/31	1,000,000	1,344,190
4.75%, 01/15/43	600,000	637,532
Ford Motor Credit Co. LLC
6.63%, 08/15/17	1,450,000	1,530,933
2.15%, 01/09/18	750,000	756,848
2.38%, 01/16/18	1,500,000	1,519,018
2.02%, 05/03/19	1,500,000	1,513,800
5.88%, 08/02/21	2,500,000	2,870,465
4.13%, 08/04/25	1,000,000	1,074,190
General Motors Co.
3.50%, 10/02/18	250,000	257,532
6.25%, 10/02/43	250,000	278,668
General Motors Financial Co., Inc.
3.15%, 01/15/20 (b)	1,500,000	1,519,690
Home Depot, Inc.
2.00%, 06/15/19 (b)	500,000	514,244
2.00%, 04/01/21 (b)	800,000	822,207
4.40%, 04/01/21 (b)	500,000	564,095
3.75%, 02/15/24 (b)	500,000	561,002
5.88%, 12/16/36	1,200,000	1,642,206
5.95%, 04/01/41 (b)	500,000	691,482
4.88%, 02/15/44 (b)	750,000	926,092
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	500,000	529,322
6.00%, 01/15/36	500,000	594,425
4.63%, 07/02/44 (b)	200,000	212,087
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	750,000	802,362
3.38%, 09/15/25 (b)	1,000,000	1,094,816
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (b)	200,000	190,548
5.13%, 01/15/42 (b)	300,000	267,688
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	206,518
3.13%, 10/15/21 (b)	200,000	208,113

40    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
McDonald's Corp.
5.35%, 03/01/18	150,000	160,472
2.75%, 12/09/20 (b)	1,500,000	1,567,608
3.38%, 05/26/25 (b)	350,000	370,461
4.88%, 12/09/45 (b)	250,000	293,528
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	103,162
3.63%, 05/01/43 (b)	50,000	52,988
Nordstrom, Inc.
4.00%, 10/15/21 (b)	300,000	321,132
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	500,000	525,294
QVC, Inc.
4.38%, 03/15/23	1,000,000	1,007,643
5.45%, 08/15/34 (b)	200,000	185,702
Starbucks Corp.
2.70%, 06/15/22 (b)	500,000	528,298
3.85%, 10/01/23 (b)	300,000	337,197
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	109,135
3.75%, 03/15/25 (b)	1,000,000	1,043,037
4.50%, 10/01/34 (b)	250,000	255,823
Target Corp.
2.30%, 06/26/19	500,000	517,076
3.50%, 07/01/24	250,000	277,308
Toyota Motor Credit Corp.
1.45%, 01/12/18	500,000	503,759
1.55%, 07/13/18	2,500,000	2,524,782
3.40%, 09/15/21	1,350,000	1,470,479
Under Armour, Inc.
3.25%, 06/15/26 (b)	1,000,000	1,011,774
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,031,723
4.15%, 12/14/35 (b)	1,500,000	1,699,879
4.30%, 12/14/45 (b)	750,000	870,581
Wal-Mart Stores, Inc.
3.25%, 10/25/20	500,000	541,230
2.55%, 04/11/23 (b)	700,000	731,275
5.25%, 09/01/35	1,050,000	1,381,980
6.50%, 08/15/37	500,000	726,074
6.20%, 04/15/38	700,000	992,676
4.00%, 04/11/43 (b)	500,000	556,399
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	1,000,000	1,061,336
4.80%, 11/18/44 (b)	1,100,000	1,188,052
		61,366,931
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.55%, 03/15/22	500,000	511,811
AbbVie, Inc.
1.75%, 11/06/17	700,000	704,366
2.00%, 11/06/18	700,000	707,549
2.90%, 11/06/22	500,000	510,546
3.20%, 11/06/22 (b)	300,000	310,643
2.85%, 05/14/23 (b)	2,000,000	2,030,256
4.50%, 05/14/35 (b)	1,000,000	1,048,452
4.40%, 11/06/42	1,000,000	1,022,957
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Actavis Funding SCS
3.85%, 06/15/24 (b)	500,000	524,115
4.75%, 03/15/45 (b)	500,000	527,113
Allergan, Inc.
2.80%, 03/15/23 (b)	1,150,000	1,145,162
Altria Group, Inc.
9.25%, 08/06/19	250,000	308,421
4.75%, 05/05/21	500,000	570,938
2.85%, 08/09/22	1,600,000	1,678,230
2.95%, 05/02/23	800,000	839,758
4.25%, 08/09/42	200,000	219,249
Amgen, Inc.
2.20%, 05/22/19 (b)	500,000	513,192
3.88%, 11/15/21 (b)	500,000	545,814
3.63%, 05/22/24 (b)	500,000	537,369
5.15%, 11/15/41 (b)	500,000	571,118
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	400,000	407,047
2.15%, 02/01/19	1,400,000	1,430,787
2.65%, 02/01/21 (b)	2,000,000	2,076,222
3.30%, 02/01/23 (b)	1,000,000	1,055,192
3.70%, 02/01/24	1,200,000	1,294,664
3.65%, 02/01/26 (b)	1,500,000	1,610,056
4.70%, 02/01/36 (b)	2,000,000	2,254,748
4.63%, 02/01/44	500,000	563,463
4.90%, 02/01/46 (b)	850,000	1,000,186
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	500,000	501,508
7.75%, 01/15/19	500,000	578,791
6.88%, 11/15/19	350,000	410,075
5.00%, 04/15/20	250,000	279,960
AstraZeneca PLC
1.75%, 11/16/18	500,000	506,778
2.38%, 11/16/20	500,000	513,328
6.45%, 09/15/37	150,000	205,137
Baxalta, Inc.
2.00%, 06/22/18	1,000,000	1,000,989
2.88%, 06/23/20 (b)	1,250,000	1,271,511
3.60%, 06/23/22 (b)	1,000,000	1,033,416
4.00%, 06/23/25 (b)	1,750,000	1,829,473
5.25%, 06/23/45 (b)	1,000,000	1,087,111
Baxter International, Inc.
6.25%, 12/01/37	750,000	969,211
Becton Dickinson & Co.
3.73%, 12/15/24 (b)	1,500,000	1,618,578
4.69%, 12/15/44 (b)	250,000	282,793
Biogen, Inc.
2.90%, 09/15/20	2,000,000	2,086,372
4.05%, 09/15/25 (b)	1,000,000	1,078,481
5.20%, 09/15/45 (b)	500,000	564,475
Boston Scientific Corp.
6.00%, 01/15/20	150,000	170,894
4.13%, 10/01/23 (b)	100,000	108,529
Bottling Group LLC
5.13%, 01/15/19	500,000	548,915
Bristol-Myers Squibb Co.
3.25%, 08/01/42	100,000	99,749
Campbell Soup Co.
2.50%, 08/02/22	350,000	355,941

See financial notes    41

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cardinal Health, Inc.
1.70%, 03/15/18	750,000	755,369
1.95%, 06/15/18	250,000	253,018
3.75%, 09/15/25 (b)	250,000	272,504
4.90%, 09/15/45 (b)	500,000	559,507
Celgene Corp.
2.30%, 08/15/18	750,000	764,150
2.88%, 08/15/20	1,000,000	1,035,131
3.55%, 08/15/22	1,000,000	1,049,112
3.63%, 05/15/24 (b)	700,000	730,228
4.63%, 05/15/44 (b)	300,000	313,259
5.00%, 08/15/45 (b)	250,000	276,425
Colgate-Palmolive Co.
1.75%, 03/15/19	500,000	511,779
3.25%, 03/15/24	200,000	222,205
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	783,000	808,947
Delhaize Group S.A.
5.70%, 10/01/40	750,000	879,508
Diageo Capital PLC
5.75%, 10/23/17	300,000	317,958
1.13%, 04/29/18	700,000	700,864
5.88%, 09/30/36	150,000	193,860
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	1,500,000	1,590,393
Eli Lilly & Co.
1.25%, 03/01/18	500,000	503,879
3.70%, 03/01/45 (b)	500,000	533,957
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	508,490
3.40%, 03/01/27 (b)	500,000	500,473
4.80%, 07/15/46 (b)	500,000	501,313
Genzyme Corp.
5.00%, 06/15/20	250,000	284,365
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	254,514
2.05%, 04/01/19	1,000,000	1,024,497
2.55%, 09/01/20	500,000	519,852
4.40%, 12/01/21 (b)	350,000	395,462
3.70%, 04/01/24 (b)	400,000	433,573
3.50%, 02/01/25 (b)	500,000	533,618
5.65%, 12/01/41 (b)	200,000	250,850
4.80%, 04/01/44 (b)	350,000	394,698
4.50%, 02/01/45 (b)	250,000	273,176
4.75%, 03/01/46 (b)	750,000	854,951
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	162,820
2.85%, 05/08/22	150,000	157,966
Hasbro, Inc.
6.30%, 09/15/17	100,000	105,816
6.35%, 03/15/40	450,000	549,270
JM Smucker Co.
3.50%, 03/15/25	750,000	811,423
Johnson & Johnson
5.55%, 08/15/17	1,250,000	1,316,899
Kellogg Co.
4.00%, 12/15/20	250,000	274,292
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kimberly-Clark Corp.
3.63%, 08/01/20	500,000	547,794
6.63%, 08/01/37	100,000	148,392
5.30%, 03/01/41	200,000	268,144
Koninklijke Philips N.V.
3.75%, 03/15/22	250,000	268,851
5.00%, 03/15/42	100,000	111,119
Kraft Heinz Foods Co.
2.00%, 07/02/18 (c)	1,000,000	1,013,061
5.38%, 02/10/20	1,000,000	1,127,541
3.50%, 06/06/22	1,500,000	1,597,413
3.00%, 06/01/26 (b)(c)	500,000	505,141
5.00%, 06/04/42	1,000,000	1,154,111
5.20%, 07/15/45 (b)	500,000	594,443
4.38%, 06/01/46 (b)(c)	500,000	530,993
Laboratory Corp. of America Holdings
2.63%, 02/01/20	750,000	766,693
Lorillard Tobacco Co.
2.30%, 08/21/17	1,000,000	1,012,431
McKesson Corp.
2.28%, 03/15/19	300,000	306,933
3.80%, 03/15/24 (b)	500,000	542,229
Medtronic, Inc.
2.50%, 03/15/20	1,500,000	1,556,493
3.63%, 03/15/24 (b)	200,000	220,342
3.50%, 03/15/25	1,000,000	1,091,359
4.63%, 03/15/45	750,000	884,153
Merck & Co., Inc.
3.88%, 01/15/21 (b)	500,000	548,657
3.70%, 02/10/45 (b)	500,000	531,244
Molson Coors Brewing Co.
2.10%, 07/15/21 (b)(g)	2,000,000	2,008,422
3.50%, 05/01/22	200,000	212,487
4.20%, 07/15/46 (b)(g)	500,000	504,261
Mondelez International, Inc.
2.25%, 02/01/19 (b)	500,000	511,212
4.00%, 02/01/24 (b)	400,000	438,165
6.88%, 02/01/38	500,000	663,094
Mylan N.V.
3.95%, 06/15/26 (b)(c)	1,000,000	1,014,058
Mylan, Inc.
5.40%, 11/29/43 (b)	1,500,000	1,600,195
Newell Brands, Inc.
2.88%, 12/01/19 (b)	400,000	411,401
4.70%, 08/15/20	150,000	162,046
4.20%, 04/01/26 (b)	2,200,000	2,387,730
5.50%, 04/01/46 (b)	500,000	596,266
Novartis Capital Corp.
4.40%, 04/24/20	100,000	111,465
3.00%, 11/20/25 (b)	1,000,000	1,063,478
PepsiCo, Inc.
1.25%, 08/13/17	250,000	251,191
1.25%, 04/30/18	500,000	502,809
2.25%, 01/07/19 (b)	750,000	770,879
1.50%, 02/22/19	1,000,000	1,014,437
3.60%, 03/01/24 (b)	500,000	549,947
4.88%, 11/01/40	200,000	238,887
4.60%, 07/17/45 (b)	500,000	594,812

42    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Perrigo Finance plc
3.90%, 12/15/24 (b)	500,000	507,811
Pfizer, Inc.
6.20%, 03/15/19	225,000	254,214
4.40%, 05/15/44	500,000	571,367
Philip Morris International, Inc.
1.13%, 08/21/17	1,100,000	1,102,403
4.50%, 03/26/20	250,000	279,007
2.90%, 11/15/21	1,000,000	1,057,127
2.50%, 08/22/22	100,000	102,840
6.38%, 05/16/38	650,000	900,827
4.88%, 11/15/43	1,000,000	1,193,345
4.25%, 11/10/44	200,000	220,233
Procter & Gamble Co.
4.70%, 02/15/19	650,000	712,726
1.85%, 02/02/21	1,000,000	1,025,760
Quest Diagnostics, Inc.
4.75%, 01/15/20	400,000	439,048
2.50%, 03/30/20 (b)	500,000	504,508
4.25%, 04/01/24 (b)	500,000	542,983
3.50%, 03/30/25 (b)	1,000,000	1,034,477
4.70%, 03/30/45 (b)	500,000	525,428
Reynolds American, Inc.
4.45%, 06/12/25 (b)	500,000	560,989
5.85%, 08/15/45 (b)	500,000	641,349
Sanofi
1.25%, 04/10/18	100,000	100,644
4.00%, 03/29/21	150,000	166,116
Stryker Corp.
3.50%, 03/15/26 (b)	2,000,000	2,126,038
Sysco Corp.
3.75%, 10/01/25 (b)	750,000	804,004
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	500,000	509,304
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	1,514,000	1,818,995
The Coca-Cola Co.
1.65%, 11/01/18	500,000	507,699
3.15%, 11/15/20	1,000,000	1,076,000
2.88%, 10/27/25	500,000	530,231
The Kroger Co.
2.30%, 01/15/19 (b)	500,000	510,462
3.85%, 08/01/23 (b)	350,000	384,682
7.50%, 04/01/31	100,000	140,218
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	55,238
3.60%, 08/15/21 (b)	50,000	53,064
4.15%, 02/01/24 (b)	200,000	218,626
5.30%, 02/01/44 (b)	200,000	233,393
Tyson Foods, Inc.
4.50%, 06/15/22 (b)	250,000	278,875
4.88%, 08/15/34 (b)	1,000,000	1,118,999
Unilever Capital Corp.
4.25%, 02/10/21	800,000	894,081
Wyeth LLC
5.95%, 04/01/37	500,000	667,065
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	1,000,000	1,008,786
2.70%, 04/01/20 (b)	500,000	506,509
4.25%, 08/15/35 (b)	500,000	502,836
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	255,118
4.70%, 02/01/43 (b)	100,000	99,459
		123,679,473
Energy 2.5%
Anadarko Petroleum Corp.
6.38%, 09/15/17	526,000	553,801
6.45%, 09/15/36	1,000,000	1,155,538
Apache Corp.
6.90%, 09/15/18	600,000	657,512
3.25%, 04/15/22 (b)	1,500,000	1,538,542
6.00%, 01/15/37	500,000	572,266
4.75%, 04/15/43 (b)	600,000	619,174
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	86,000	90,384
BP Capital Markets PLC
4.75%, 03/10/19	250,000	271,655
2.32%, 02/13/20	750,000	768,081
4.50%, 10/01/20	300,000	332,596
4.74%, 03/11/21	1,000,000	1,123,989
3.06%, 03/17/22	500,000	517,035
3.25%, 05/06/22	200,000	210,061
Buckeye Partners LP
4.35%, 10/15/24 (b)	300,000	297,591
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (b)	150,000	148,270
6.25%, 03/15/38	100,000	109,040
Chevron Corp.
1.10%, 12/05/17 (b)	500,000	500,925
1.72%, 06/24/18 (b)	1,500,000	1,517,944
2.36%, 12/05/22 (b)	499,000	506,937
3.19%, 06/24/23 (b)	1,150,000	1,222,902
Cimarex Energy Co.
5.88%, 05/01/22 (b)	750,000	785,800
Conoco, Inc.
6.95%, 04/15/29	200,000	250,173
ConocoPhillips
5.20%, 05/15/18	250,000	267,700
6.50%, 02/01/39	350,000	453,088
Devon Energy Corp.
2.25%, 12/15/18 (b)	500,000	496,767
5.85%, 12/15/25 (b)	500,000	552,534
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	1,100,000	1,196,441
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	1,027,277
Enbridge, Inc.
4.50%, 06/10/44 (b)	150,000	130,407
Encana Corp.
6.50%, 05/15/19	250,000	265,625
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	1,500,000	1,523,842
5.20%, 02/01/22 (b)	2,000,000	2,109,544

See financial notes    43

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 01/15/26 (b)	1,000,000	1,030,328
4.90%, 03/15/35 (b)	750,000	664,537
6.63%, 10/15/36	500,000	525,208
7.50%, 07/01/38	1,000,000	1,107,208
6.50%, 02/01/42 (b)	1,000,000	1,053,375
6.13%, 12/15/45 (b)	500,000	520,245
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	500,000	486,280
5.05%, 04/01/45 (b)	500,000	409,952
Enterprise Products Operating LLC
6.30%, 09/15/17	100,000	105,671
2.55%, 10/15/19 (b)	1,500,000	1,542,574
2.85%, 04/15/21 (b)	1,500,000	1,551,504
3.35%, 03/15/23 (b)	500,000	514,376
3.90%, 02/15/24 (b)	400,000	424,021
3.75%, 02/15/25 (b)	150,000	156,728
3.95%, 02/15/27 (b)	350,000	372,012
6.65%, 10/15/34	250,000	298,145
4.85%, 03/15/44 (b)	100,000	106,630
5.10%, 02/15/45 (b)	500,000	549,326
EOG Resources, Inc.
5.63%, 06/01/19	500,000	552,818
2.63%, 03/15/23 (b)	500,000	498,824
4.15%, 01/15/26 (b)	250,000	274,224
3.90%, 04/01/35 (b)	1,500,000	1,508,766
Exxon Mobil Corp.
1.82%, 03/15/19 (b)	500,000	509,685
2.22%, 03/01/21 (b)	1,000,000	1,031,718
3.57%, 03/06/45 (b)	500,000	518,885
4.11%, 03/01/46 (b)	1,500,000	1,696,222
Halliburton Co.
6.15%, 09/15/19	125,000	142,116
3.80%, 11/15/25 (b)	500,000	523,230
5.00%, 11/15/45 (b)	500,000	552,126
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	1,750,000	1,870,507
Hess Corp.
8.13%, 02/15/19	200,000	223,014
7.30%, 08/15/31	150,000	172,663
7.13%, 03/15/33	600,000	672,588
Husky Energy, Inc.
7.25%, 12/15/19	200,000	225,177
3.95%, 04/15/22 (b)	1,000,000	1,035,562
6.80%, 09/15/37	500,000	578,959
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	289,509
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	300,000	316,779
6.85%, 02/15/20	800,000	896,024
3.45%, 02/15/23 (b)	750,000	730,210
4.30%, 05/01/24 (b)	300,000	303,062
5.80%, 03/15/35	100,000	103,027
5.00%, 08/15/42 (b)	100,000	94,612
4.70%, 11/01/42 (b)	300,000	271,254
5.40%, 09/01/44 (b)	400,000	396,104
Kinder Morgan, Inc.
7.25%, 06/01/18	750,000	811,465
4.30%, 06/01/25 (b)	250,000	256,441
5.55%, 06/01/45 (b)	700,000	713,809
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	95,781
Marathon Oil Corp.
2.80%, 11/01/22 (b)	300,000	272,465
6.60%, 10/01/37	200,000	202,761
Marathon Petroleum Corp.
5.13%, 03/01/21	250,000	276,742
3.63%, 09/15/24 (b)	500,000	491,860
4.75%, 09/15/44 (b)	250,000	213,949
MPLX LP
4.00%, 02/15/25 (b)	250,000	227,493
Nexen, Inc.
5.88%, 03/10/35	600,000	708,856
Noble Energy, Inc.
6.00%, 03/01/41 (b)	250,000	269,747
5.25%, 11/15/43 (b)	400,000	408,162
Occidental Petroleum Corp.
2.60%, 04/15/22 (b)	500,000	512,751
3.40%, 04/15/26 (b)	1,000,000	1,055,982
4.40%, 04/15/46 (b)	1,500,000	1,661,727
Petro-Canada
6.80%, 05/15/38	1,000,000	1,304,949
Phillips 66
4.88%, 11/15/44 (b)	1,000,000	1,095,865
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	492,234
Pioneer Natural Resources Co.
7.50%, 01/15/20	250,000	292,968
7.20%, 01/15/28	220,000	270,360
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	106,943
3.65%, 06/01/22 (b)	200,000	196,393
3.85%, 10/15/23 (b)	150,000	145,588
6.65%, 01/15/37	100,000	104,183
Schlumberger Investment S.A.
3.65%, 12/01/23 (b)	1,000,000	1,074,487
Shell International Finance BV
4.30%, 09/22/19	600,000	653,794
3.25%, 05/11/25	1,500,000	1,575,447
6.38%, 12/15/38	1,000,000	1,361,195
4.55%, 08/12/43	250,000	278,729
4.38%, 05/11/45	1,500,000	1,632,571
Spectra Energy Capital LLC
6.20%, 04/15/18	350,000	372,517
5.65%, 03/01/20	300,000	321,739
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	110,078
5.95%, 09/25/43 (b)	600,000	711,955
Suncor Energy, Inc.
6.10%, 06/01/18	1,000,000	1,081,845
5.95%, 12/01/34	250,000	295,876
6.50%, 06/15/38	150,000	193,921
Tosco Corp.
7.80%, 01/01/27	150,000	190,334
Total Capital International S.A.
2.88%, 02/17/22	500,000	522,963
3.70%, 01/15/24	1,000,000	1,094,433
3.75%, 04/10/24	500,000	550,902

44    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
TransCanada PipeLines Ltd.
1.88%, 01/12/18	750,000	753,766
4.63%, 03/01/34 (b)	100,000	105,331
7.63%, 01/15/39	100,000	140,963
Valero Energy Corp.
4.90%, 03/15/45	500,000	464,836
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	476,590
Williams Partners LP
5.25%, 03/15/20	250,000	257,431
3.60%, 03/15/22 (b)	100,000	94,855
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (b)	1,500,000	1,451,913
		77,137,171
Other Industrial 0.1%
Cintas Corp. No. 2
3.25%, 06/01/22 (b)	1,255,000	1,339,174
Princeton University
4.95%, 03/01/19	750,000	825,370
Trustees of Dartmouth College
3.47%, 06/01/46	500,000	534,627
		2,699,171
Technology 1.8%
Alphabet, Inc.
3.38%, 02/25/24	300,000	330,786
Analog Devices, Inc.
3.90%, 12/15/25 (b)	250,000	279,008
5.30%, 12/15/45 (b)	500,000	603,838
Apple, Inc.
2.10%, 05/06/19	350,000	360,338
2.85%, 05/06/21	1,500,000	1,585,299
2.40%, 05/03/23	1,500,000	1,528,965
3.85%, 05/03/43	1,000,000	1,006,533
4.45%, 05/06/44	1,000,000	1,095,145
3.45%, 02/09/45	500,000	471,076
4.38%, 05/13/45	1,000,000	1,092,245
Applied Materials, Inc.
2.63%, 10/01/20 (b)	250,000	260,096
Arrow Electronics, Inc.
4.50%, 03/01/23 (b)	200,000	212,040
Baidu, Inc.
3.00%, 06/30/20	500,000	510,904
Cisco Systems, Inc.
4.45%, 01/15/20	1,000,000	1,105,104
2.20%, 02/28/21	500,000	515,650
3.63%, 03/04/24	250,000	280,513
3.50%, 06/15/25	250,000	280,574
5.90%, 02/15/39	500,000	680,155
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19 (c)	500,000	512,558
6.02%, 06/15/26 (b)(c)	2,500,000	2,611,002
EMC Corp.
2.65%, 06/01/20	500,000	477,534
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (b)	300,000	311,938
5.00%, 10/15/25 (b)	500,000	568,661
Fiserv, Inc.
4.63%, 10/01/20	750,000	828,446
3.85%, 06/01/25 (b)	250,000	267,735
Flextronics International Ltd.
4.75%, 06/15/25 (b)	500,000	507,500
Harris Corp.
6.15%, 12/15/40	150,000	189,434
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (c)	1,000,000	1,024,617
3.60%, 10/15/20 (b)(c)	2,500,000	2,611,990
4.40%, 10/15/22 (b)(c)	1,000,000	1,071,603
4.90%, 10/15/25 (b)(c)	1,250,000	1,308,410
6.20%, 10/15/35 (b)(c)	750,000	760,615
6.35%, 10/15/45 (b)(c)	1,500,000	1,498,393
HP, Inc.
4.65%, 12/09/21	500,000	541,334
Intel Corp.
3.70%, 07/29/25 (b)	1,000,000	1,111,979
4.80%, 10/01/41	750,000	853,761
4.25%, 12/15/42	250,000	268,897
International Business Machines Corp.
5.70%, 09/14/17	500,000	528,286
1.88%, 05/15/19	200,000	203,897
2.25%, 02/19/21	1,500,000	1,547,748
3.38%, 08/01/23	150,000	162,833
3.63%, 02/12/24	500,000	545,797
4.00%, 06/20/42	500,000	530,835
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	500,000	546,361
Lam Research Corp.
3.45%, 06/15/23 (b)	1,500,000	1,551,507
3.80%, 03/15/25 (b)	500,000	517,822
Microsoft Corp.
1.30%, 11/03/18	2,000,000	2,018,856
1.63%, 12/06/18	1,000,000	1,017,786
2.00%, 11/03/20 (b)	1,000,000	1,026,146
4.50%, 10/01/40	100,000	113,363
5.30%, 02/08/41	500,000	627,317
4.45%, 11/03/45 (b)	500,000	565,260
NetApp, Inc.
2.00%, 12/15/17	500,000	502,445
Oracle Corp.
5.75%, 04/15/18	750,000	812,119
2.25%, 10/08/19	500,000	515,703
2.80%, 07/08/21	1,000,000	1,050,359
1.90%, 09/15/21 (b)(g)	1,000,000	1,004,403
3.40%, 07/08/24 (b)	650,000	699,752
2.95%, 05/15/25 (b)	500,000	520,237
4.30%, 07/08/34 (b)	400,000	426,202
6.13%, 07/08/39	750,000	982,590
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	350,000	369,901
QUALCOMM, Inc.
3.45%, 05/20/25 (b)	500,000	531,955
4.80%, 05/20/45 (b)	500,000	525,724

See financial notes    45

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Seagate HDD Cayman
3.75%, 11/15/18	800,000	801,004
4.75%, 06/01/23	3,750,000	3,171,994
4.75%, 01/01/25	1,000,000	791,875
4.88%, 06/01/27 (b)(g)	1,000,000	726,875
5.75%, 12/01/34 (b)	500,000	351,563
Texas Instruments, Inc.
1.85%, 05/15/22 (b)	500,000	501,146
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	500,000	526,124
Xerox Corp.
2.75%, 03/15/19	300,000	298,873
2.75%, 09/01/20	500,000	482,415
		56,621,749
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	715,881	729,319
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	1,500,000	1,552,755
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	154,872
3.85%, 09/01/23 (b)	400,000	445,486
3.40%, 09/01/24 (b)	2,000,000	2,177,450
5.05%, 03/01/41 (b)	500,000	602,894
4.55%, 09/01/44 (b)	400,000	461,209
Canadian National Railway Co.
2.95%, 11/21/24 (b)	150,000	159,291
4.50%, 11/07/43 (b)	300,000	347,800
Canadian Pacific Railway Co.
4.50%, 01/15/22	500,000	552,330
5.75%, 01/15/42	250,000	306,650
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	367,486	378,984
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	85,234	89,501
CSX Corp.
4.25%, 06/01/21 (b)	150,000	164,543
4.10%, 03/15/44 (b)	100,000	107,276
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	415,831	483,716
FedEx Corp.
2.63%, 08/01/22	500,000	513,698
3.90%, 02/01/35	300,000	305,971
3.88%, 08/01/42	200,000	197,618
Kansas City Southern
2.35%, 05/15/20 (b)	350,000	350,105
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	750,000	783,888
4.84%, 10/01/41	100,000	114,551
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	305,946
Southwest Airlines Co.
2.65%, 11/05/20 (b)	1,000,000	1,033,195
Union Pacific Corp.
5.70%, 08/15/18	1,000,000	1,095,211
3.65%, 02/15/24 (b)	500,000	553,379
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 08/15/25 (b)	500,000	545,930
4.15%, 01/15/45 (b)	1,000,000	1,098,923
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	1,000,000	1,018,750
United Parcel Service, Inc.
5.50%, 01/15/18	150,000	160,575
5.13%, 04/01/19	150,000	166,167
6.20%, 01/15/38	200,000	287,448
4.88%, 11/15/40 (b)	400,000	505,364
		17,750,795
		486,825,990
Utilities 1.9%
Electric 1.8%
Alabama Power Co.
3.55%, 12/01/23	350,000	382,704
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	1,000,000	1,003,218
Appalachian Power Co.
3.40%, 06/01/25 (b)	600,000	637,933
7.00%, 04/01/38	750,000	1,016,881
4.45%, 06/01/45 (b)	500,000	544,076
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	256,206
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	1,250,000	1,347,419
2.40%, 02/01/20 (b)	300,000	308,407
6.13%, 04/01/36	500,000	665,107
5.95%, 05/15/37	250,000	326,305
6.50%, 09/15/37	500,000	689,528
5.15%, 11/15/43 (b)	800,000	973,430
4.50%, 02/01/45 (b)	850,000	958,130
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,152,116
3.00%, 05/15/26 (b)	2,000,000	2,047,468
4.70%, 03/31/43 (b)	250,000	283,438
4.88%, 03/01/44 (b)	500,000	575,505
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	216,338
4.45%, 03/15/44 (b)	650,000	734,094
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	534,047
3.95%, 05/15/43 (b)	250,000	271,442
Delmarva Power & Light Co.
3.50%, 11/15/23 (b)	500,000	540,860
Dominion Resources, Inc.
1.90%, 06/15/18	1,100,000	1,105,708
5.25%, 08/01/33	500,000	556,513
4.05%, 09/15/42 (b)	3,000,000	2,989,404
DTE Energy Co.
3.30%, 06/15/22 (b)	500,000	527,659
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	330,275
6.05%, 04/15/38	1,255,000	1,713,674
5.30%, 02/15/40	600,000	768,346

46    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
2.10%, 06/15/18 (b)	1,500,000	1,513,986
3.75%, 04/15/24 (b)	1,000,000	1,075,555
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	1,500,000	1,656,024
Edison International
2.95%, 03/15/23 (b)	500,000	513,404
Exelon Corp.
4.95%, 06/15/35 (b)(c)	500,000	566,021
Exelon Generation Co. LLC
2.95%, 01/15/20 (b)	500,000	514,752
4.00%, 10/01/20 (b)	500,000	533,836
6.25%, 10/01/39	1,000,000	1,101,946
5.60%, 06/15/42 (b)	750,000	786,880
Florida Power & Light Co.
3.13%, 12/01/25 (b)	750,000	805,555
5.95%, 02/01/38	150,000	206,225
3.80%, 12/15/42 (b)	275,000	296,743
Georgia Power Co.
4.75%, 09/01/40	500,000	577,062
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	1,000,000	1,074,964
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000,000	1,067,052
5.25%, 04/20/46 (a)(b)	300,000	307,737
Nevada Power Co.
6.65%, 04/01/36	500,000	695,004
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	500,000	527,805
Ohio Power Co.
5.38%, 10/01/21	1,000,000	1,162,393
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)	350,000	355,905
4.55%, 12/01/41 (b)	200,000	232,447
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	221,611
6.05%, 03/01/34	1,000,000	1,336,303
4.30%, 03/15/45 (b)	1,000,000	1,126,042
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	1,100,000	1,198,279
3.40%, 06/01/23 (b)	1,000,000	1,045,056
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	500,000	517,372
6.25%, 05/15/39	500,000	704,841
PSEG Power LLC
5.13%, 04/15/20	400,000	435,414
Public Service Co. of Colorado
3.55%, 06/15/46 (b)	1,000,000	1,033,088
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	110,461
Puget Energy, Inc.
6.50%, 12/15/20	500,000	583,006
6.00%, 09/01/21	250,000	291,286
3.65%, 05/15/25 (b)	1,500,000	1,543,071
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	328,159
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	300,000	346,493
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sempra Energy
3.55%, 06/15/24 (b)	400,000	419,956
Southern California Edison Co.
5.55%, 01/15/37	500,000	642,163
Southern Co.
4.40%, 07/01/46 (b)	500,000	539,743
Southern Power Co.
1.50%, 06/01/18	500,000	502,735
2.38%, 06/01/20 (b)	1,200,000	1,219,753
TransAlta Corp.
6.65%, 05/15/18	250,000	257,098
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	107,984
Virginia Electric & Power Co.
5.95%, 09/15/17	300,000	317,724
6.00%, 05/15/37	300,000	403,269
WEC Energy Group, Inc.
1.65%, 06/15/18	200,000	201,863
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	110,539
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	500,000	553,053
2.40%, 03/15/21 (b)	250,000	257,293
4.80%, 09/15/41 (b)	600,000	692,186
		56,073,368
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	650,000	710,373
NiSource Finance Corp.
6.25%, 12/15/40	500,000	652,620
ONE Gas, Inc.
3.61%, 02/01/24 (b)	100,000	108,127
4.66%, 02/01/44 (b)	300,000	339,365
Sempra Energy
9.80%, 02/15/19	500,000	602,176
6.00%, 10/15/39	350,000	440,482
Southern California Gas Co.
2.60%, 06/15/26 (b)	1,000,000	1,027,329
Southwest Gas Corp.
3.88%, 04/01/22 (b)	200,000	208,629
		4,089,101
Other Utilities 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (b)	750,000	814,109
		814,109
		60,976,578
Total Corporate Bonds
(Cost $767,215,720)		793,662,526

See financial notes    47

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foreign Government Securities 4.6% of net assets
Foreign Agencies 1.4%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	1,000,000	1,004,108
1.38%, 02/10/20	1,000,000	1,007,431
		2,011,539
Canada 0.1%
Export Development Canada
1.75%, 07/21/20	1,500,000	1,540,965
Nexen, Inc.
6.40%, 05/15/37	1,400,000	1,744,936
		3,285,901
Colombia 0.0%
Ecopetrol S.A.
4.25%, 09/18/18	250,000	259,375
7.63%, 07/23/19	200,000	230,500
5.88%, 09/18/23	300,000	309,750
5.88%, 05/28/45	100,000	87,400
		887,025
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
4.38%, 03/15/18 (d)	1,500,000	1,590,229
0.88%, 04/19/18 (d)	750,000	751,362
1.00%, 06/11/18 (d)	1,000,000	1,003,386
4.50%, 07/16/18 (d)	2,000,000	2,146,832
1.13%, 08/06/18 (d)	1,500,000	1,509,554
1.50%, 02/06/19 (d)	3,200,000	3,252,560
4.88%, 06/17/19 (d)	1,000,000	1,113,797
4.00%, 01/27/20 (d)	1,000,000	1,101,258
1.50%, 04/20/20 (d)	1,500,000	1,523,821
1.88%, 06/30/20 (d)	1,000,000	1,029,428
2.75%, 09/08/20 (d)	1,000,000	1,064,774
1.50%, 06/15/21 (d)	1,000,000	1,013,248
2.38%, 08/25/21 (d)	1,000,000	1,053,694
2.63%, 01/25/22 (d)	500,000	533,112
2.50%, 11/20/24 (d)	1,000,000	1,064,753
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	1,445,000	1,450,812
1.88%, 09/17/18 (d)	1,000,000	1,022,554
		22,225,174
Japan 0.1%
Japan Bank for International Cooperation
1.75%, 07/31/18	750,000	757,830
1.75%, 11/13/18	1,000,000	1,010,732
2.13%, 02/07/19	500,000	512,060
1.75%, 05/29/19	400,000	404,264
		2,684,886
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.2%
Petroleos Mexicanos
5.75%, 03/01/18	500,000	524,080
3.13%, 01/23/19	1,000,000	1,000,000
5.50%, 02/04/19	1,000,000	1,053,500
3.50%, 07/23/20 (c)	1,000,000	1,001,610
5.50%, 01/21/21	400,000	424,060
3.50%, 01/30/23	500,000	472,050
4.88%, 01/18/24	500,000	508,150
6.63%, 06/15/35	500,000	518,000
6.50%, 06/02/41	250,000	254,375
5.50%, 06/27/44	935,000	849,494
5.63%, 01/23/46 (c)	250,000	228,813
		6,834,132
Norway 0.1%
Statoil A.S.A.
2.25%, 11/08/19	500,000	513,040
2.45%, 01/17/23	1,000,000	1,013,328
3.70%, 03/01/24	400,000	432,498
4.25%, 11/23/41	1,000,000	1,055,106
		3,013,972
Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	300,000	335,191
5.00%, 04/11/22	200,000	231,562
2.88%, 01/21/25	1,250,000	1,298,559
Korea Development Bank
3.50%, 08/22/17	500,000	513,092
3.00%, 03/17/19	700,000	728,527
2.25%, 05/18/20	500,000	509,756
		3,616,687
Sweden 0.0%
Svensk Exportkredit AB
1.13%, 04/05/18	250,000	250,797
1.88%, 06/17/19	500,000	511,921
		762,718
		45,322,034
Foreign Local Government 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	160,000	224,132
Province of British Columbia
2.00%, 10/23/22	200,000	205,811
2.25%, 06/02/26	300,000	307,956
Province of Manitoba
1.75%, 05/30/19	1,000,000	1,019,849
2.13%, 06/22/26	500,000	497,713
Province of Ontario
1.10%, 10/25/17	750,000	752,744
3.15%, 12/15/17	500,000	517,446
2.00%, 09/27/18	500,000	511,039

48    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 10/07/19	750,000	816,940
4.40%, 04/14/20	300,000	334,213
2.50%, 09/10/21	500,000	522,915
2.45%, 06/29/22	500,000	523,660
Province of Quebec
2.75%, 08/25/21	500,000	529,870
2.63%, 02/13/23	250,000	262,569
7.13%, 02/09/24	1,000,000	1,328,052
2.88%, 10/16/24	1,000,000	1,068,121
7.50%, 09/15/29	168,000	255,142
		9,678,172
Sovereign 1.3%
Canada 0.0%
Canada Government International Bond
1.63%, 02/27/19	1,000,000	1,022,106
		1,022,106
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	300,000	303,150
3.13%, 03/27/25	650,000	684,775
3.63%, 10/30/42	100,000	102,000
		1,089,925
Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	342,750
4.38%, 07/12/21	1,000,000	1,076,000
4.50%, 01/28/26 (b)	750,000	801,562
7.38%, 09/18/37	300,000	391,125
6.13%, 01/18/41	750,000	870,000
5.00%, 06/15/45 (b)	350,000	364,875
		3,846,312
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	516,561
		516,561
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,500,000	1,890,000
5.38%, 06/15/33	500,000	595,239
		2,485,239
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	650,000	687,375
3.63%, 03/15/22	900,000	950,850
8.00%, 09/24/22	100,000	128,625
4.00%, 10/02/23	350,000	377,667
3.60%, 01/30/25	2,000,000	2,095,000
6.05%, 01/11/40	300,000	378,375
4.75%, 03/08/44	1,300,000	1,404,000
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.55%, 01/21/45	600,000	720,750
4.60%, 01/23/46	500,000	529,375
		7,272,017
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	666,000
4.00%, 09/22/24 (b)	500,000	538,750
3.75%, 03/16/25 (b)	750,000	793,125
6.70%, 01/26/36	200,000	266,500
		2,264,375
Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	288,125
7.35%, 07/21/25	1,000,000	1,362,500
4.13%, 08/25/27	500,000	551,250
		2,201,875
Philippines 0.2%
Philippine Government International Bond
8.38%, 06/17/19	500,000	599,185
4.00%, 01/15/21	300,000	328,801
4.20%, 01/21/24	1,300,000	1,491,972
5.50%, 03/30/26	600,000	762,648
6.38%, 01/15/32	350,000	495,055
3.95%, 01/20/40	1,500,000	1,733,245
		5,410,906
Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	1,000,000	1,134,350
5.13%, 04/21/21	350,000	393,718
3.00%, 03/17/23	300,000	305,715
4.00%, 01/22/24	250,000	270,469
		2,104,252
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	174,585
3.88%, 09/11/23	600,000	688,530
		863,115
South Africa 0.1%
South Africa Government International Bond
6.88%, 05/27/19	400,000	446,240
4.67%, 01/17/24	600,000	621,204
5.38%, 07/24/44	500,000	524,470
		1,591,914
Turkey 0.3%
Turkey Government International Bond
6.75%, 04/03/18	1,400,000	1,509,200
7.00%, 03/11/19	1,250,000	1,385,360
5.63%, 03/30/21	500,000	546,248

See financial notes    49

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.38%, 02/05/25	1,150,000	1,422,395
4.25%, 04/14/26	1,500,000	1,527,300
6.00%, 01/14/41	400,000	448,793
4.88%, 04/16/43	500,000	489,738
6.63%, 02/17/45	700,000	851,632
		8,180,666
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	272,813
7.63%, 03/21/36	300,000	406,875
4.13%, 11/20/45	150,000	136,125
5.10%, 06/18/50	250,000	249,375
		1,065,188
		39,914,451
Supranational* 1.6%
African Development Bank
0.88%, 03/15/18	500,000	500,704
1.63%, 10/02/18	500,000	509,110
2.38%, 09/23/21	1,000,000	1,053,345
Asian Development Bank
1.75%, 09/11/18	750,000	765,529
1.38%, 01/15/19	1,000,000	1,013,072
1.50%, 01/22/20	500,000	508,319
1.63%, 03/16/21	500,000	509,780
2.00%, 01/22/25	1,500,000	1,544,049
5.82%, 06/16/28	1,000,000	1,358,756
Corp. Andina de Fomento
4.38%, 06/15/22	350,000	391,612
Council of Europe Development Bank
1.00%, 03/07/18	500,000	501,512
1.63%, 03/10/20	500,000	509,303
European Bank for Reconstruction & Development
1.75%, 06/14/19	1,500,000	1,534,489
European Investment Bank
1.13%, 09/15/17	1,500,000	1,506,381
1.00%, 03/15/18	500,000	501,694
1.25%, 05/15/18	1,500,000	1,511,512
1.00%, 06/15/18	500,000	501,357
1.88%, 03/15/19	700,000	717,165
1.75%, 06/17/19	1,000,000	1,021,650
1.63%, 03/16/20	3,000,000	3,054,558
1.38%, 06/15/20	500,000	504,460
2.88%, 09/15/20	1,000,000	1,067,483
4.00%, 02/16/21	1,200,000	1,347,924
2.00%, 03/15/21	500,000	517,009
3.25%, 01/29/24	1,000,000	1,119,944
2.50%, 10/15/24	500,000	530,477
2.13%, 04/13/26	1,000,000	1,025,732
4.88%, 02/15/36	750,000	1,011,781
Inter-American Development Bank
2.38%, 08/15/17	250,000	254,811
0.88%, 03/15/18	500,000	501,545
1.75%, 08/24/18	500,000	511,119
1.75%, 10/15/19	500,000	511,300
3.88%, 02/14/20	700,000	769,436
2.13%, 11/09/20	650,000	676,517
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 03/15/21	2,500,000	2,570,532
4.38%, 01/24/44	1,500,000	1,991,337
International Bank for Reconstruction & Development
1.00%, 06/15/18	1,000,000	1,004,818
1.88%, 03/15/19	2,000,000	2,055,794
1.88%, 10/07/19	1,800,000	1,852,155
2.13%, 11/01/20	1,000,000	1,042,020
2.25%, 06/24/21	3,250,000	3,403,923
1.88%, 10/07/22	2,500,000	2,561,272
2.50%, 11/25/24	250,000	267,080
4.75%, 02/15/35	350,000	471,616
International Finance Corp.
2.13%, 11/17/17	500,000	509,669
1.75%, 09/04/18	500,000	510,353
1.75%, 09/16/19	500,000	512,241
1.63%, 07/16/20	1,000,000	1,020,558
Nordic Investment Bank
2.25%, 09/30/21	1,250,000	1,309,601
		50,946,404
Total Foreign Government Securities
(Cost $142,336,698)		145,861,061

Mortgage-Backed Securities 27.6% of net assets
TBA Securities 7.3%
Fannie Mae TBA
2.00%, 07/01/31 (b)(g)	2,500,000	2,537,059
2.50%, 07/01/31 (b)(g)	12,000,000	12,416,008
3.00%, 07/01/31 to 07/01/46 (b)(g)	27,000,000	28,133,141
3.50%, 07/01/31 to 07/01/46 (b)(g)	17,000,000	17,950,155
4.00%, 07/01/46 (b)(g)	10,000,000	10,722,369
4.50%, 07/01/46 (b)(g)	14,000,000	15,283,990
5.00%, 07/01/46 (b)(g)	2,000,000	2,222,436
Freddie Mac TBA
2.00%, 07/01/31 (b)(g)	1,000,000	1,014,511
2.50%, 07/01/31 (b)(g)	11,000,000	11,376,059
3.00%, 07/01/31 to 07/01/46 (b)(g)	25,500,000	26,547,996
3.50%, 07/01/31 to 07/01/46 (b)(g)	20,000,000	21,098,248
4.00%, 07/01/46 (b)(g)	13,000,000	13,915,078
4.50%, 07/01/46 (b)(g)	7,500,000	8,179,688
5.00%, 07/01/46 (b)(g)	1,000,000	1,104,028
Ginnie Mae TBA
2.50%, 07/01/46 (b)(g)	1,000,000	1,020,703
3.00%, 07/01/46 (b)(g)	18,000,000	18,817,773
3.50%, 07/01/46 (b)(g)	8,000,000	8,491,855
4.00%, 07/01/46 (b)(g)	17,500,000	18,715,429
4.50%, 07/01/46 (b)(g)	10,000,000	10,814,792
		230,361,318

50    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Agency Mortgages 20.3%
Fannie Mae
7.00%, 08/01/16 to 04/01/37 (b)	54,936	63,745
6.00%, 12/01/16 to 05/01/41 (b)	5,424,543	6,251,171
5.50%, 02/01/17 to 08/01/41 (b)	9,660,821	10,952,995
5.00%, 02/01/18 to 08/01/41 (b)	12,206,540	13,621,977
4.50%, 03/01/18 to 01/01/44 (b)	14,956,091	16,388,960
4.00%, 06/01/18 to 02/01/46 (b)	60,234,403	64,847,742
3.50%, 10/01/18 to 02/01/46 (b)	89,905,792	95,246,933
6.50%, 05/01/19 to 05/01/40 (b)	1,588,127	1,863,896
8.50%, 05/01/25 (b)	3,103	3,560
3.00%, 12/01/25 to 06/01/46 (b)	66,461,084	69,413,461
2.50%, 10/01/27 to 02/01/43 (b)	13,411,913	13,900,303
2.00%, 02/01/28 to 09/01/28 (b)	212,355	216,965
2.44%, 10/01/35 (a)(b)	192,244	201,146
2.48%, 05/01/38 (a)(b)	219,939	228,450
2.84%, 04/01/40 (a)(b)	56,817	59,908
2.76%, 05/01/40 (a)(b)	44,374	46,960
2.45%, 09/01/43 (a)(b)	307,901	318,576
2.91%, 11/01/43 (a)(b)	109,444	114,210
2.45%, 04/01/45 (a)(b)	372,287	383,949
2.45%, 11/01/45 (a)(b)	377,926	391,450
2.96%, 11/01/45 (a)(b)	275,598	286,266
3.00%, 05/01/46 (a)(b)	499,145	521,464
Freddie Mac
7.50%, 09/01/16 (b)	15	15
6.50%, 03/01/17 to 09/01/39 (b)	735,022	849,132
6.00%, 04/01/17 to 06/01/39 (b)	3,597,597	4,136,509
4.00%, 04/01/18 to 01/01/46 (b)	27,776,232	29,851,829
5.00%, 06/01/18 to 12/01/43 (b)	8,099,240	8,980,513
5.50%, 11/01/18 to 08/01/40 (b)	5,510,353	6,211,148
4.50%, 05/01/19 to 04/01/44 (b)	10,520,211	11,525,590
3.00%, 12/01/25 to 08/01/45 (b)	32,973,982	34,419,919
3.50%, 12/01/25 to 03/01/46 (b)	47,880,771	50,637,171
2.50%, 07/01/27 to 07/01/43 (b)	6,995,072	7,233,213
2.00%, 10/01/27 to 04/01/28 (b)	166,116	169,915
2.43%, 12/01/45 (a)(b)	270,454	279,402
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ginnie Mae
5.00%, 11/15/17 to 05/20/46 (b)	11,638,721	12,967,334
6.50%, 05/15/24 to 09/20/37 (b)	542,219	645,071
4.00%, 12/15/24 to 09/20/45 (b)	27,264,597	29,248,861
5.50%, 04/20/26 to 12/20/45 (b)	3,880,260	4,387,513
3.50%, 05/20/26 to 06/20/46 (b)	79,518,384	84,637,934
3.00%, 01/20/27 to 06/20/46 (b)	34,371,479	36,071,543
2.50%, 03/20/27 to 07/20/43 (b)	1,336,838	1,389,889
2.00%, 07/20/28 (b)	17,883	18,310
6.00%, 12/20/31 to 06/15/41 (b)	2,216,701	2,562,474
4.50%, 09/15/33 to 02/20/45 (b)	13,445,466	14,700,063
1.88%, 08/20/37 to 08/20/38 (a)(b)	289,393	301,247
2.00%, 09/20/39 to 09/20/43 (a)(b)	1,602,821	1,658,422
3.00%, 10/20/40 to 07/20/42 (a)(b)	229,656	235,687
2.50%, 07/20/42 to 02/20/44 (a)(b)	175,102	179,714
3.50%, 04/20/44 (a)(b)	83,091	86,332
		638,708,837
Total Mortgage-Backed Securities
(Cost $855,887,853)		869,070,155

Municipal Bonds 0.9% of net assets
Fixed-Rate Obligations 0.9%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	1,100,000	1,766,182
California
6.20%, 10/01/19	1,500,000	1,735,185
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,350,000	2,046,748
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	425,492
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	900,000	1,423,593
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	750,000	1,136,640
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	298,144
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	138,136
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	920,955

See financial notes    51

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	200,907
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (b)	350,000	418,642
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	1,450,000	1,675,330
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	264,186
Harvard College
Taxable Bonds Series 2013A
3.62%, 10/01/37	350,000	382,599
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	590,244
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	650,000	625,346
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	286,410
Series B
4.53%, 01/01/35	390,000	465,231
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	288,390
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.05%, 07/01/26 (b)	800,000	879,296
Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	530,234
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	948,201
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	977,436
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	282,160
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	362,500
New York City Transitional Finance Authority
RB (Qualified School Construction Bonds) Series 2010 G3
5.27%, 05/01/27	500,000	620,005
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	262,298
New York State Dormitory Authority
RB (Build America Bonds) Series 2009 H
5.43%, 03/15/39	500,000	649,960
Northwestern University
3.69%, 12/01/38	500,000	547,568
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	634,051
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Port Authority of New York & New Jersey
Consolidated Bonds 174th Series
4.46%, 10/01/62	150,000	171,237
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	446,712
San Francisco City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	430,000	581,962
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	500,000	630,880
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	1,063,687
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	628,620
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	500,000	616,340
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,450,863
University of California
RB Series J
4.13%, 05/15/45	600,000	669,198
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	500,000	587,280
Total Municipal Bonds
(Cost $26,504,424)		28,628,848

U.S. Government and Government Agencies 38.9% of net assets
U.S. Government Agency Securities 2.5%
Fannie Mae
1.00%, 09/27/17	1,900,000	1,908,934
0.88%, 02/08/18	350,000	351,840
0.88%, 05/21/18	2,700,000	2,711,194
1.13%, 05/25/18 (b)	300,000	300,119
1.13%, 10/19/18	400,000	403,813
1.88%, 02/19/19	1,500,000	1,542,099
1.63%, 05/10/19 (b)	2,750,000	2,760,433
1.75%, 06/20/19	1,000,000	1,027,672
1.25%, 06/28/19 (b)	4,000,000	4,003,284
1.75%, 09/12/19	2,000,000	2,056,340
1.75%, 11/26/19	2,500,000	2,571,595
1.63%, 01/10/20	1,500,000	1,500,072
1.63%, 01/21/20	1,300,000	1,331,394
1.50%, 11/30/20	1,300,000	1,322,898
1.60%, 12/24/20 (b)	600,000	600,154
1.38%, 02/26/21	1,500,000	1,516,563
7.13%, 01/15/30	527,000	828,020
7.25%, 05/15/30	1,000,000	1,593,076
6.63%, 11/15/30	200,000	306,906
Federal Farm Credit Bank
0.75%, 04/18/18	2,000,000	2,002,796
1.15%, 07/01/19	1,000,000	1,009,148
1.92%, 04/19/22 (b)	1,500,000	1,504,599

52    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Home Loan Bank
0.75%, 08/28/17	620,000	621,066
2.25%, 09/08/17	2,000,000	2,037,692
5.00%, 11/17/17	1,185,000	1,255,727
1.00%, 12/19/17	500,000	502,656
0.88%, 03/19/18	1,250,000	1,254,610
2.75%, 06/08/18	1,250,000	1,300,959
2.00%, 09/14/18	500,000	514,341
1.50%, 03/08/19	2,000,000	2,037,132
1.88%, 03/08/19	2,000,000	2,056,212
1.88%, 03/13/20	1,000,000	1,031,759
1.38%, 02/18/21	1,000,000	1,012,472
2.38%, 06/10/22	400,000	423,407
2.13%, 03/10/23	250,000	260,386
2.88%, 06/14/24	1,075,000	1,173,903
5.38%, 08/15/24	1,750,000	2,234,872
5.50%, 07/15/36	400,000	578,283
Freddie Mac
1.00%, 09/08/17 (b)	500,000	500,447
1.00%, 09/29/17	2,850,000	2,863,988
1.00%, 12/15/17	500,000	502,730
0.88%, 03/07/18	4,440,000	4,448,929
1.25%, 05/25/18 (b)	700,000	700,546
1.25%, 06/29/18 (b)	1,000,000	1,001,453
1.25%, 01/29/19 (b)	1,750,000	1,750,506
1.30%, 02/26/19 (b)	400,000	400,130
1.13%, 04/15/19	1,000,000	1,008,912
0.00%, 11/29/19 (i)	700,000	671,915
2.38%, 01/13/22	5,351,000	5,671,942
6.75%, 03/15/31	264,000	410,139
6.25%, 07/15/32	700,000	1,060,848
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	2,059,186
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,172,374
6.75%, 11/01/25	488,000	675,331
		77,347,802
U.S. Treasury Obligations 36.4%
U.S. Treasury Bonds
9.13%, 05/15/18	2,331,000	2,704,871
8.00%, 11/15/21	2,149,000	2,927,048
6.00%, 02/15/26	891,000	1,255,214
6.75%, 08/15/26	1,324,000	1,983,466
6.13%, 11/15/27	2,388,000	3,526,357
5.50%, 08/15/28	2,000,000	2,860,196
5.25%, 11/15/28	2,500,000	3,520,263
5.25%, 02/15/29	2,028,000	2,868,827
6.13%, 08/15/29	3,500,000	5,356,505
6.25%, 05/15/30	4,985,000	7,838,230
5.38%, 02/15/31	4,000,000	5,935,156
4.50%, 02/15/36	2,000,000	2,881,602
4.75%, 02/15/37	1,086,000	1,616,104
4.38%, 02/15/38	2,500,000	3,565,185
4.50%, 05/15/38	1,500,000	2,176,728
3.50%, 02/15/39	3,572,000	4,509,721
4.25%, 05/15/39	1,150,000	1,607,956
4.50%, 08/15/39	2,850,000	4,121,644
4.38%, 11/15/39	4,381,000	6,229,664
4.63%, 02/15/40	3,215,000	4,728,124
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 05/15/40	3,500,000	4,981,483
3.88%, 08/15/40	3,500,000	4,647,139
4.25%, 11/15/40	4,409,000	6,176,043
4.75%, 02/15/41	5,000,000	7,504,490
4.38%, 05/15/41	4,000,000	5,713,516
3.75%, 08/15/41	3,623,000	4,727,519
3.13%, 11/15/41	5,500,000	6,497,199
3.13%, 02/15/42	3,940,000	4,657,588
3.00%, 05/15/42	1,493,000	1,725,173
2.75%, 08/15/42	1,899,000	2,093,055
2.75%, 11/15/42	3,420,000	3,763,471
3.13%, 02/15/43	2,500,000	2,947,853
2.88%, 05/15/43	5,899,000	6,635,455
3.63%, 08/15/43	1,633,000	2,107,431
3.75%, 11/15/43	3,318,000	4,378,854
3.63%, 02/15/44	3,545,000	4,572,082
3.38%, 05/15/44	3,912,000	4,822,686
3.13%, 08/15/44	7,000,000	8,242,087
3.00%, 11/15/44	5,750,000	6,613,173
2.50%, 02/15/45	12,500,000	13,018,312
3.00%, 05/15/45	6,750,000	7,761,184
2.88%, 08/15/45	5,750,000	6,456,847
3.00%, 11/15/45	5,500,000	6,324,356
2.50%, 02/15/46	16,750,000	17,442,244
2.50%, 05/15/46	3,750,000	3,907,909
U.S. Treasury Notes
0.88%, 07/15/17	10,000,000	10,037,500
0.50%, 07/31/17	18,000,000	17,996,490
0.63%, 07/31/17	9,500,000	9,510,573
2.38%, 07/31/17	3,000,000	3,059,883
0.88%, 08/15/17	14,000,000	14,053,872
0.63%, 08/31/17	8,360,000	8,368,820
1.88%, 08/31/17	5,337,600	5,420,584
1.00%, 09/15/17	6,750,000	6,786,652
0.63%, 09/30/17	8,000,000	8,008,752
1.88%, 09/30/17	2,012,000	2,045,244
0.88%, 10/15/17	4,000,000	4,016,328
0.75%, 10/31/17	9,001,000	9,024,034
1.88%, 10/31/17	1,745,000	1,775,298
0.88%, 11/15/17	3,800,000	3,816,329
0.63%, 11/30/17	7,000,000	7,006,426
0.88%, 11/30/17	5,000,000	5,021,290
1.00%, 12/15/17	9,750,000	9,811,513
0.75%, 12/31/17	4,247,000	4,258,531
1.00%, 12/31/17	9,000,000	9,056,601
0.88%, 01/15/18	3,000,000	3,013,887
0.88%, 01/31/18	4,000,000	4,019,064
1.00%, 02/15/18	5,250,000	5,285,170
0.75%, 02/28/18	8,066,000	8,088,367
1.00%, 03/15/18	5,500,000	5,538,566
0.88%, 03/31/18	5,000,000	5,024,610
2.88%, 03/31/18	1,991,000	2,070,019
0.75%, 04/15/18	1,500,000	1,504,278
0.63%, 04/30/18	15,707,000	15,719,880
0.75%, 04/30/18	1,400,000	1,404,102
2.63%, 04/30/18	3,107,000	3,222,543
1.00%, 05/15/18	3,500,000	3,526,730
1.00%, 05/31/18 (h)	10,000,000	10,079,100
2.38%, 05/31/18	4,100,000	4,239,736
1.13%, 06/15/18 (h)	5,000,000	5,050,975
1.38%, 06/30/18 (h)	6,619,000	6,720,615
2.38%, 06/30/18	2,500,000	2,588,280

See financial notes    53

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 07/15/18	4,500,000	4,524,961
1.38%, 07/31/18	3,000,000	3,047,637
1.00%, 08/15/18	5,000,000	5,040,820
4.00%, 08/15/18	2,500,000	2,683,155
1.50%, 08/31/18	6,088,000	6,204,049
1.00%, 09/15/18	5,000,000	5,041,310
1.38%, 09/30/18	9,691,000	9,853,024
0.88%, 10/15/18	2,500,000	2,513,673
1.25%, 10/31/18	5,329,000	5,403,936
1.75%, 10/31/18	3,500,000	3,589,758
1.25%, 11/15/18	3,000,000	3,042,597
1.25%, 11/30/18	3,633,000	3,685,297
1.38%, 11/30/18	2,400,000	2,442,000
1.25%, 12/15/18	3,000,000	3,043,710
1.38%, 12/31/18	9,950,000	10,127,627
1.50%, 12/31/18	5,676,000	5,794,174
1.13%, 01/15/19	4,000,000	4,045,080
1.25%, 01/31/19	4,122,000	4,183,508
1.50%, 01/31/19	4,676,000	4,774,453
0.75%, 02/15/19	5,250,000	5,260,458
1.38%, 02/28/19	5,604,000	5,706,777
1.50%, 02/28/19	4,337,000	4,430,601
1.00%, 03/15/19	9,750,000	9,833,031
1.50%, 03/31/19	2,500,000	2,556,543
1.63%, 03/31/19	6,270,000	6,428,343
0.88%, 04/15/19	20,000,000	20,096,100
1.25%, 04/30/19	6,423,000	6,525,113
1.63%, 04/30/19	6,520,000	6,687,838
0.88%, 05/15/19	10,000,000	10,048,440
3.13%, 05/15/19	1,000,000	1,069,180
1.13%, 05/31/19	13,770,000	13,941,850
1.50%, 05/31/19	2,913,000	2,979,169
1.00%, 06/30/19	1,000,000	1,008,652
1.63%, 06/30/19	3,040,000	3,121,761
0.88%, 07/31/19	4,201,000	4,218,968
1.63%, 07/31/19	3,700,000	3,800,448
1.00%, 08/31/19	700,000	705,524
1.63%, 08/31/19	7,250,000	7,447,816
1.75%, 09/30/19	7,425,000	7,658,479
1.25%, 10/31/19	3,250,000	3,301,734
1.50%, 10/31/19	3,250,000	3,326,174
3.38%, 11/15/19	3,110,700	3,380,942
1.00%, 11/30/19	1,483,000	1,492,906
1.50%, 11/30/19	8,175,000	8,366,279
1.13%, 12/31/19	2,000,000	2,021,836
1.63%, 12/31/19	11,000,000	11,305,503
1.25%, 01/31/20	6,000,000	6,088,596
1.38%, 01/31/20	2,832,000	2,886,592
1.38%, 02/29/20	6,500,000	6,623,649
1.13%, 03/31/20	2,384,000	2,408,679
1.38%, 03/31/20	4,250,000	4,331,099
3.50%, 05/15/20	4,000,000	4,397,580
1.50%, 05/31/20	4,000,000	4,093,672
1.63%, 06/30/20 (h)	5,000,000	5,142,580
1.88%, 06/30/20 (h)	5,346,000	5,551,591
1.63%, 07/31/20 (h)	5,450,000	5,605,091
2.63%, 08/15/20	4,776,000	5,106,867
1.38%, 08/31/20	4,000,000	4,073,908
2.13%, 08/31/20	5,000,000	5,245,115
1.38%, 09/30/20	6,000,000	6,109,806
2.00%, 09/30/20	3,500,000	3,656,202
1.38%, 10/31/20	4,000,000	4,072,892
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 10/31/20	3,000,000	3,101,484
2.63%, 11/15/20	4,608,000	4,938,122
1.63%, 11/30/20	6,000,000	6,176,604
2.00%, 11/30/20	3,500,000	3,657,980
1.75%, 12/31/20	11,000,000	11,378,983
2.38%, 12/31/20	4,091,000	4,343,652
1.38%, 01/31/21	8,000,000	8,141,872
2.13%, 01/31/21	1,500,000	1,577,520
3.63%, 02/15/21	3,003,000	3,361,600
1.13%, 02/28/21	8,000,000	8,056,560
2.00%, 02/28/21	2,965,000	3,102,247
1.25%, 03/31/21	10,000,000	10,116,800
2.25%, 03/31/21	1,576,000	1,667,974
1.38%, 04/30/21	23,000,000	23,398,452
2.25%, 04/30/21	2,786,000	2,949,243
3.13%, 05/15/21	2,000,000	2,200,860
1.38%, 05/31/21	11,000,000	11,198,726
2.00%, 05/31/21	2,534,000	2,653,919
2.13%, 06/30/21	1,512,000	1,592,886
2.25%, 07/31/21	3,000,000	3,179,355
2.13%, 08/15/21	2,171,900	2,289,276
2.00%, 08/31/21	3,000,000	3,142,323
2.13%, 09/30/21	2,750,000	2,898,618
2.00%, 10/31/21	3,000,000	3,142,677
2.00%, 11/15/21	4,800,000	5,032,502
1.88%, 11/30/21	12,500,000	13,019,287
1.50%, 01/31/22	6,300,000	6,428,709
2.00%, 02/15/22	5,000,000	5,238,475
1.75%, 02/28/22	3,000,000	3,101,073
1.75%, 03/31/22	8,300,000	8,577,535
1.75%, 04/30/22	4,000,000	4,133,672
1.75%, 05/15/22	5,000,000	5,167,675
1.88%, 05/31/22 (h)	4,500,000	4,681,228
2.13%, 06/30/22	5,000,000	5,272,950
2.00%, 07/31/22	5,000,000	5,236,035
1.63%, 08/15/22	5,861,000	6,011,305
1.88%, 08/31/22	5,000,000	5,197,560
1.75%, 09/30/22	3,000,000	3,095,565
1.88%, 10/31/22	5,000,000	5,196,385
1.63%, 11/15/22	6,177,000	6,323,704
2.00%, 11/30/22	3,000,000	3,140,331
2.13%, 12/31/22	10,000,000	10,543,750
1.75%, 01/31/23	4,000,000	4,122,968
2.00%, 02/15/23	6,894,000	7,222,409
1.50%, 02/28/23	9,500,000	9,638,415
1.50%, 03/31/23	9,000,000	9,130,077
1.63%, 04/30/23	8,000,000	8,180,160
1.75%, 05/15/23	8,500,000	8,770,274
1.65%, 05/31/23	15,000,000	15,339,255
2.50%, 08/15/23	4,176,000	4,524,763
2.75%, 11/15/23	2,046,000	2,255,795
2.75%, 02/15/24	2,119,000	2,339,550
2.50%, 05/15/24	3,890,000	4,225,968
2.38%, 08/15/24	5,000,000	5,383,010
2.25%, 11/15/24	8,500,000	9,068,769
2.00%, 02/15/25	9,200,000	9,627,478
2.13%, 05/15/25 (h)	7,512,400	7,936,730
2.00%, 08/15/25	9,000,000	9,410,625
2.25%, 11/15/25	9,000,000	9,602,226

54    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 02/15/26	13,000,000	13,146,757
1.63%, 05/15/26	6,000,000	6,073,596
		1,146,920,104
Total U.S. Government and Government Agencies
(Cost $1,182,188,103)		1,224,267,906
Security	Number of Shares	Value ($)
Other Investment Company 1.0% of net assets
Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25% (e)	31,253,891	31,253,891
Total Other Investment Company
(Cost $31,253,891)		31,253,891
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 8.4% of net assets
U.S. Government Agency Securities 8.4%
Federal Home Loan Bank
0.25%, 07/13/16 (f)	20,000,000	19,998,940
0.24%, 07/15/16 (f)	75,000,000	74,995,350
0.25%, 07/22/16 (f)	20,000,000	19,998,140
0.28%, 07/26/16 (f)	45,000,000	44,995,005
0.32%, 08/15/16 (f)	70,000,000	69,979,000
0.32%, 08/15/16 (f)	15,000,000	14,995,500
0.33%, 08/17/16 (f)	20,000,000	19,993,740
Total Short-Term Investments
(Cost $264,937,572)		264,955,675

End of Investments

At 06/30/16, the tax basis cost of the fund's investments was $3,337,813,619 and the unrealized appreciation and depreciation were $90,304,360 and ($1,860,045), respectively, with a net unrealized appreciation of $88,444,315.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $27,016,586 or 0.9% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.

GO —	General obligation
RB —	Revenue bond
USD —	Unified school district

See financial notes    55

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of June 30, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Obligations	$—	$14,907,419	$—	$14,907,419
Commercial Mortgage-Backed Securities	—	53,650,453	—	53,650,453
Corporate Bonds[1]	—	793,662,526	—	793,662,526
Foreign Government Securities[1]	—	145,861,061	—	145,861,061
Mortgage-Backed Securities[1]	—	869,070,155	—	869,070,155
Municipal Bonds[1]	—	28,628,848	—	28,628,848
U.S. Government and Government Agencies[1]	—	1,224,267,906	—	1,224,267,906
Other Investment Company[1]	31,253,891	—	—	31,253,891
Short-Term Investments[1]	—	264,955,675	—	264,955,675
Total	$31,253,891	$3,395,004,043	$—	$3,426,257,934
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
56    See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of
Assets and Liabilities
As of June 30, 2016; unaudited
Assets
Investments, at value (cost $3,337,133,438)		$3,426,257,934
Cash		2,037,698
Receivables:
Investments sold		121,482,038
Interest		16,516,710
Foreign tax reclaims		13,923
Dividends	+	3,845
Total assets		3,566,312,148
Liabilities
Payables:
Investments bought		91,768,363
Investments bought — Delayed delivery		325,533,903
Investment adviser fees		29,780
Accrued expenses	+	4,271
Total liabilities		417,336,317
Net Assets
Total assets		3,566,312,148
Total liabilities	–	417,336,317
Net assets		$3,148,975,831
Net Assets by Source
Capital received from investors		3,060,665,952
Net investment income not yet distributed		3,166,763
Net realized capital losses		(3,981,380)
Net unrealized capital appreciation		89,124,496

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,148,975,831		58,700,000		$53.65

See financial notes    57

Schwab U.S. Aggregate Bond ETF
Statement of
Operations
For the period January 1, 2016 through June 30, 2016; unaudited
Investment Income
Dividends		$25,747
Interest (net of foreign withholding tax of $425)	+	26,084,531*
Total investment income		26,110,278
Expenses
Investment adviser fees		628,953
Interest expense		22,916*
Total expenses	–	651,869
Net investment income		25,458,409
Realized and Unrealized Gains (Losses)
Net realized gains on investments		4,738,469
Net change in unrealized appreciation (depreciation) on investments	+	101,560,009
Net realized and unrealized gains		106,298,478
Increase in net assets resulting from operations		$131,756,887
*	Includes $27,135 in interest income and $22,916 in interest expense related to charges on Agency Mortgage-Backed Securities not received or delivered on a timely basis (see financial note 2f).
58    See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/16-6/30/16		1/1/15-12/31/15
Net investment income		$25,458,409	$31,987,031
Net realized gains (losses)		4,738,469	(1,226,895)
Net change in unrealized appreciation (depreciation)	+	101,560,009	(28,048,130)
Increase in net assets resulting from operations		131,756,887	2,712,006
Distributions to Shareholders
Distributions from net investment income		($22,294,200)	($35,389,870)

Transactions in Fund Shares
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,800,000	$937,031,119	17,400,000	$908,381,895
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		17,800,000	$937,031,119	17,400,000	$908,381,895
Shares Outstanding and Net Assets
		1/1/16-6/30/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,900,000	$2,102,482,025	23,500,000	$1,226,777,994
Total increase	+	17,800,000	1,046,493,806	17,400,000	875,704,031
End of period		58,700,000	$3,148,975,831	40,900,000	$2,102,482,025
Net investment income not yet distributed			$3,166,763		$2,554
See financial notes    59

Schwab Fixed-Income ETFs
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Dividend Equity ETF™
Schwab U.S. TIPS ETF	Schwab International Equity ETF™
Schwab Short-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF™
Schwab Intermediate-Term U.S. Treasury ETF	Schwab Emerging Markets Equity ETF™
Schwab U.S. Aggregate Bond ETF	Schwab U.S. REIT ETF™
Schwab U.S. Broad Market ETF™	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund's use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS Transactions: In November 2012, the Treasury Market Practices Group (an industry group sponsored by the Federal Reserve Bank of New York) recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty and systemic risks. The Treasury Market Practices Group recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security's call date and price, rather than the maturity date and price.

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group recommends voluntary fail charges when securities are not delivered as agreed by the parties.
The Schwab U.S. Aggregate Bond ETF received $27,135 and paid $22,916 for the untimely delivery of agency mortgage-backed securities for the period ended June 30, 2016.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the shareholder could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund's expenses, each fund’s performance may be below that of their respective index.

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Interest Rate Risk. The funds are subject to the risk that interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates could cause a fund’s share price to fall. The risk is greater when a fund holds fixed income securities with longer maturities. A fund may also lose money if interest rates rise. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. For example, a fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise. Because interest rates in the United States and other countries are near historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income securities holdings at a time when the investment adviser might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of a fund's fixed income securities holdings.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Inflation Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses statistical sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index or match the securities' weighting to the index.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are near historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Non-U.S. Issuer Risk. Schwab U.S. Aggregate Bond ETF may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates—both increases and decreases—may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities often occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt a fund’s yield or share price.
Derivatives Risk. Schwab U.S. Aggregate bond ETF may invest in derivatives instruments. The principal types of derivatives the fund used by are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk, and credit risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to leverage risk, lack-of-availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Lack-of-availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. The fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. With respect to the Schwab U.S. Aggregate Bond ETF, to the extent that the fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
0.07%	0.08%	0.09%	0.05%
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of June 30, 2016, as applicable:
	Underlying Funds
	Schwab U.S. TIPS ETF	Schwab U.S. Aggregate Bond ETF
Schwab VIT Balanced Portfolio	0.1%	0.6%
Schwab VIT Balanced with Growth Portfolio	0.2%	1.1%
Schwab VIT Growth Portfolio	0.1%	0.5%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The funds are participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2016, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab U.S. TIPS ETF	$133,928,139	$—	$133,928,139
Schwab Short-Term U.S. Treasury ETF	419,308,898	—	419,308,898
Schwab Intermediate-Term U.S. Treasury ETF	209,671,633	—	209,671,633
Schwab U.S. Aggregate Bond ETF	2,231,968,046	410,253,177	2,642,221,223
	Sales/Maturities of Long-Term U.S. Government Securities	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab U.S. TIPS ETF	$97,201,329	$—	$97,201,329
Schwab Short-Term U.S. Treasury ETF	385,134,800	—	385,134,800
Schwab Intermediate-Term U.S. Treasury ETF	86,645,161	—	86,645,161
Schwab U.S. Aggregate Bond ETF	1,569,810,738	133,815,780	1,703,626,518
9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Due to the composition of the portfolio of the Schwab U.S. Aggregate Bond ETF, consideration for the subscription and redemption of Creation Units generally is cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2016 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. TIPS ETF	$324,080,813	$40,306,269
Schwab Short-Term U.S. Treasury ETF	222,737,901	239,158,765
Schwab Intermediate-Term U.S. Treasury ETF	233,713,087	120,781,293
Schwab U.S. Aggregate Bond ETF	—	—
For the period ended June 30, 2016, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2016 are disclosed in the funds' Statements of Operations.

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)
10. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
December 31, 2018	$39	$366	$2,072	$—
No expiration*	9,300,803	1,132,651	2,222,322	8,081,130
Total	$9,300,842	$1,133,017	$2,224,394	$8,081,130
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the funds did not incur any interest or penalties.
11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement (the “Agreement”) between Schwab Strategic Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on May 9, 2016 and June 1, 2016, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and relevant indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, the selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Funds, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the
Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Barclays U.S. 1 – 3 Year Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. 3 –10 Year Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.
bid  The highest price at which someone is willing to buy a security.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest   Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab ETFs™ are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR62961-05
00169744

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust-Fixed Income ETFs

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 10, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 10, 2016